UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-02444

The Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Steven I. Koszalka

The Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

The Bond Fund of America®

Investment portfolio

September 30, 2017

unaudited

Bonds, notes & other debt instruments 94.88% U.S. Treasury bonds & notes 31.76% U.S. Treasury 28.14%	Principal?amount (000)	Value (000)
U.S. Treasury 1.125% 2019	$3,650	$3,636
U.S. Treasury 1.625% 2019	121,450	121,718
U.S. Treasury 1.75% 2019	43,000	43,217
U.S. Treasury 1.25% 2020	20,100	19,958
U.S. Treasury 1.25% 2020	12,750	12,665
U.S. Treasury 1.375% 2020	681	675
U.S. Treasury 1.50% 2020	91,500	91,325
U.S. Treasury 1.50% 2020	59,650	59,510
U.S. Treasury 1.50% 2020	37,610	37,529
U.S. Treasury 1.625% 20201	237,000	237,104
U.S. Treasury 1.75% 2020	165,290	165,563
U.S. Treasury 1.75% 2020	99,480	99,767
U.S. Treasury 2.00% 2020	110,240	111,331
U.S. Treasury 3.625% 2020	20,000	20,969
U.S. Treasury 1.125% 2021	169,650	165,363
U.S. Treasury 1.125% 2021	17,435	17,012
U.S. Treasury 1.25% 2021	4,800	4,693
U.S. Treasury 1.375% 20211	133,000	131,566
U.S. Treasury 1.375% 2021	37,369	36,897
U.S. Treasury 1.75% 2021	61,178	60,972
U.S. Treasury 2.00% 2021	178,620	180,044
U.S. Treasury 2.00% 2021	80,000	80,713
U.S. Treasury 2.00% 2021	50,250	50,619
U.S. Treasury 2.125% 2021	93,000	94,061
U.S. Treasury 2.125% 2021	21,100	21,359
U.S. Treasury 2.25% 20211	105,000	106,851
U.S. Treasury 2.25% 2021	74,693	75,988
U.S. Treasury 3.625% 2021	200	213
U.S. Treasury 1.75% 2022	198,200	196,908
U.S. Treasury 1.75% 2022	68,000	67,506
U.S. Treasury 1.75% 2022	60,000	59,712
U.S. Treasury 1.875% 2022	627,500	626,935
U.S. Treasury 1.875% 2022	474,385	473,308
U.S. Treasury 1.875% 2022	132,000	131,964
U.S. Treasury 1.875% 2022	50,000	49,893
U.S. Treasury 2.00% 2022	49,310	49,408
U.S. Treasury 2.125% 2022	324,830	327,214
U.S. Treasury 2.125% 2022	85,340	86,167
U.S. Treasury 1.50% 20231	417,860	407,234
U.S. Treasury 1.625% 2023	38,265	37,444
U.S. Treasury 2.125% 2023	140,663	141,101
U.S. Treasury 2.25% 2023	168,310	169,907
U.S. Treasury 2.50% 2023	26,735	27,425
U.S. Treasury 2.00% 2024	417,993	414,515
U.S. Treasury 2.00% 2024	312,948	310,160
U.S. Treasury 2.00% 2024	95,000	94,266

The Bond Fund of America — Page 1 of 45

unaudited

Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal?amount (000)	Value (000)
U.S. Treasury 2.125% 2024	$779,698	$777,960
U.S. Treasury 2.125% 2024	440,150	439,512
U.S. Treasury 2.375% 2024	45,000	45,635
U.S. Treasury 2.50% 2024	126,500	129,401
U.S. Treasury 2.00% 2025	37,410	36,903
U.S. Treasury 2.125% 2025	61,750	61,311
U.S. Treasury 6.875% 2025	70,145	93,934
U.S. Treasury 1.625% 2026	32,158	30,548
U.S. Treasury 2.00% 2026	41,600	40,508
U.S. Treasury 2.25% 2027	833,568	827,316
U.S. Treasury 2.25% 2027	113,000	112,233
U.S. Treasury 2.375% 2027	197,613	198,279
U.S. Treasury 4.50% 2036	84,207	108,247
U.S. Treasury 3.125% 2041	5,000	5,288
U.S. Treasury 2.875% 2043	3,750	3,777
U.S. Treasury 2.875% 2045	121,150	121,646
U.S. Treasury 3.00% 2045	14,850	15,272
U.S. Treasury 2.25% 2046	72,000	63,259
U.S. Treasury 2.50% 2046	333,095	309,592
U.S. Treasury 2.50% 2046	22,000	20,429
U.S. Treasury 2.875% 2046	19,354	19,407
U.S. Treasury 2.75% 2047	193,517	189,178
U.S. Treasury 3.00% 2047	751,797	772,922
U.S. Treasury 3.00% 2047	13,950	14,337
		10,159,279
U.S. Treasury inflation-protected securities 3.62%
U.S. Treasury Inflation-Protected Security 0.625% 20242	129,068	131,811
U.S. Treasury Inflation-Protected Security 0.25% 20252	77,255	76,472
U.S. Treasury Inflation-Protected Security 0.375% 20252	82,064	82,056
U.S. Treasury Inflation-Protected Security 0.125% 20262	222,630	216,442
U.S. Treasury Inflation-Protected Security 0.625% 20262	99,375	100,683
U.S. Treasury Inflation-Protected Security 2.00% 20262	24,050	27,042
U.S. Treasury Inflation-Protected Security 0.375% 20272	149,006	147,490
U.S. Treasury Inflation-Protected Security 0.375% 20272	92,116	90,962
U.S. Treasury Inflation-Protected Security 1.75% 20282	4,908	5,492
U.S. Treasury Inflation-Protected Security 2.125% 20412	13,772	17,428
U.S. Treasury Inflation-Protected Security 0.75% 20422	185,522	179,271
U.S. Treasury Inflation-Protected Security 1.375% 20442	52,659	58,097
U.S. Treasury Inflation-Protected Security 1.00% 20462	41,180	41,769
U.S. Treasury Inflation-Protected Security 0.875% 20472	132,531	130,548
		1,305,563
Total U.S. Treasury bonds & notes		11,464,842
Corporate bonds & notes 30.63% Financials 7.54%
ACE INA Holdings Inc. 2.30% 2020	15,615	15,733
ACE INA Holdings Inc. 2.875% 2022	3,270	3,332
ACE INA Holdings Inc. 3.35% 2026	1,485	1,524
ACE INA Holdings Inc. 4.35% 2045	1,715	1,888
Ally Financial Inc. 4.25% 2021	22,000	22,825
Ally Financial Inc. 5.125% 2024	20,000	21,734
Ally Financial Inc. 8.00% 2031	28,195	36,510

The Bond Fund of America — Page 2 of 45

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal?amount (000)	Value (000)
Ally Financial Inc. 8.00% 2031	$13,810	$17,849
American Express Co. 1.55% 2018	3,000	2,999
Australia & New Zealand Banking Group Ltd. 2.625% 2022	21,100	21,134
AXA SA 8.60% 2030	6,715	9,636
Banco Nacional de Comercio Exterior SNC 3.80% 20263	1,850	1,857
Banco Santander, SA 2.70% 2019	7,500	7,561
Banco Santander, SA 3.70% 20223	51,900	52,917
Banco Santander, SA 4.40% 20273	13,075	13,370
Bank of America Corp. 5.625% 2020	10,500	11,438
Bank of America Corp. 2.328% 2021	6,650	6,646
Bank of America Corp. 2.625% 2021	12,000	12,100
Bank of America Corp. 2.816% 2023	65,975	66,048
Bank of America Corp. 3.124% 2023	57,000	57,930
Bank of America Corp. 3.248% 2027	3,150	3,089
Bank of America Corp. 3.593% 2028	23,910	24,130
Bank of America Corp. 3.824% 2028	5,756	5,916
Barclays Bank PLC 3.25% 2021	11,105	11,320
Barclays Bank PLC 3.65% 2025	1,190	1,194
Barclays Bank PLC 4.375% 2026	19,250	20,125
BB&T Corp. 2.45% 2020	13,500	13,646
BBVA Bancomer SA 6.50% 20213	1,000	1,107
Berkshire Hathaway Inc. 2.00% 2018	5,210	5,236
Berkshire Hathaway Inc. 2.20% 2021	1,115	1,123
BPCE SA group 5.70% 20233	25,976	28,954
BPCE SA group 5.15% 20243	24,598	26,547
BPCE SA group 4.50% 20253	5,865	6,095
Capital One Financial Corp. 1.85% 2019	6,000	5,960
Capital One Financial Corp. 2.50% 2020	62,700	63,020
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 3.299% 20193,4,5,6	4,462	4,462
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 3.299% 20193,4,5,6	2,014	2,014
CBOE Holdings, Inc. 1.95% 2019	3,325	3,323
Charles Schwab Corp. 2.20% 2018	1,390	1,397
Charles Schwab Corp, Series E, junior subordinated 4.625% 2049	22,500	23,085
Citigroup Inc. 2.05% 2019	13,500	13,515
Citigroup Inc. 8.50% 2019	5,695	6,285
Citigroup Inc. 2.35% 2021	16,500	16,425
Citigroup Inc. 2.70% 2021	13,500	13,654
Citigroup Inc. 2.90% 2021	36,000	36,469
Citigroup Inc. 2.75% 2022	30,300	30,404
Citigroup Inc. 2.876% 2023	33,232	33,301
Citigroup Inc. 3.20% 2026	5,452	5,378
Citigroup Inc. 3.668% 2028	4,925	4,968
CNA Financial Corp. 3.95% 2024	6,705	6,996
Commonwealth Bank of Australia 2.50% 20223	7,500	7,493
Commonwealth Bank of Australia 3.90% 20473	8,000	8,054
Crédit Agricole SA 3.25% 20243	16,500	16,540
Crédit Agricole SA 3.375% 20223	17,850	18,275
Crédit Agricole SA 4.375% 20253	8,595	8,947
Credit Suisse Group AG 3.45% 2021	11,250	11,554
Credit Suisse Group AG 3.80% 2022	15,903	16,521
Credit Suisse Group AG (3-month USD-LIBOR + 1.20%) 2.519% 20233,6	5,750	5,797
Credit Suisse Group AG 2.997% 20233	17,750	17,713
Credit Suisse Group AG 3.574% 20233	11,000	11,273
Credit Suisse Group AG 3.80% 2023	17,775	18,417

The Bond Fund of America — Page 3 of 45

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal?amount (000)	Value (000)
Credit Suisse Group AG 3.75% 2025	$7,600	$7,751
Credit Suisse Group AG 4.55% 2026	11,000	11,821
Danske Bank AS 2.00% 20213	13,010	12,816
Danske Bank AS 2.70% 20223	15,985	16,078
Deutsche Bank AG 2.50% 2019	10,000	10,061
Deutsche Bank AG 2.85% 2019	25,500	25,762
Deutsche Bank AG 2.70% 2020	13,000	13,059
Discover Financial Services 2.00% 2018	5,200	5,208
Discover Financial Services 10.25% 2019	3,150	3,544
Discover Financial Services 4.10% 2027	17,700	18,012
DNB ASA 2.375% 20213	27,000	26,911
Goldman Sachs Group, Inc. 2.55% 2019	20,200	20,439
Goldman Sachs Group, Inc. 2.60% 2020	11,060	11,165
Goldman Sachs Group, Inc. 2.905% 2023	176,552	176,823
Goldman Sachs Group, Inc. 2.908% 2023	34,250	34,250
Goldman Sachs Group, Inc. 2.917% 20236	1,239	1,286
Goldman Sachs Group, Inc. 3.691% 2028	19,072	19,254
HSBC Bank PLC 1.50% 20183	12,650	12,640
HSBC Holdings PLC 4.125% 20203	9,453	9,960
HSBC Holdings PLC 2.65% 2022	11,000	11,028
HSBC Holdings PLC 3.262% 2023	15,000	15,315
HSBC Holdings PLC 4.375% 2026	6,675	6,972
HSBC Holdings PLC 4.041% 2028	8,925	9,327
HSBK (Europe) BV 7.25% 20213	3,710	4,099
Intesa Sanpaolo SpA 3.875% 2019	7,000	7,148
Intesa Sanpaolo SpA 3.125% 20223	17,025	17,081
Intesa Sanpaolo SpA 5.017% 20243	97,690	99,423
Intesa Sanpaolo SpA 5.71% 20263	24,775	26,143
Intesa Sanpaolo SpA 3.875% 20273	6,700	6,738
iStar Financial Inc. 4.00% 2017	775	776
JPMorgan Chase & Co. 2.25% 2020	14,000	14,077
JPMorgan Chase & Co. 2.55% 2020	14,230	14,395
JPMorgan Chase & Co. 2.40% 2021	17,500	17,565
JPMorgan Chase & Co. 2.55% 2021	26,400	26,671
JPMorgan Chase & Co. 2.70% 2023	20,975	20,990
JPMorgan Chase & Co. 2.776% 2023	15,200	15,288
JPMorgan Chase & Co. 3.54% 2028	23,475	23,707
Keybank National Association 2.50% 2019	13,500	13,660
Leucadia National Corp. 5.50% 2023	4,695	5,025
Lloyds Banking Group PLC 4.582% 2025	6,343	6,683
Lloyds Banking Group PLC 4.65% 2026	2,500	2,647
Lloyds Banking Group PLC 3.75% 2027	7,500	7,642
MetLife Global Funding I 2.00% 20203	8,185	8,169
MetLife Global Funding I 2.50% 20203	7,500	7,567
MetLife Global Funding I 1.95% 20213	8,000	7,874
MetLife, Inc. 2.05% 20203	3,250	3,247
MetLife, Inc. 3.60% 2024	6,190	6,475
Metropolitan Life Global Funding I, 1.75% 20183	6,550	6,543
Metropolitan Life Global Funding I, 3.45% 20263	1,815	1,870
Mitsubishi UFJ Financial Group, Inc. 2.19% 2021	13,500	13,341
Mitsubishi UFJ Financial Group, Inc. 2.665% 2022	48,600	48,556
Mitsubishi UFJ Financial Group, Inc. 2.998% 2022	9,825	9,964
Morgan Stanley 2.125% 2018	3,370	3,380
Morgan Stanley 2.50% 2021	51,900	52,083

The Bond Fund of America — Page 4 of 45

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal?amount (000)	Value (000)
Morgan Stanley 2.625% 2021	$22,000	$22,078
Morgan Stanley (3-month USD-LIBOR + 1.18%) 2.487% 20226	4,275	4,337
Morgan Stanley 2.75% 2022	15,500	15,568
Morgan Stanley (3-month USD-LIBOR + 1.22%) 2.532% 20246	35,761	36,237
Morgan Stanley 3.125% 2026	8,910	8,746
Morgan Stanley 3.625% 2027	24,207	24,573
National Australia Bank Ltd. 2.50% 2022	15,500	15,485
New York Life Global Funding 1.50% 20193	2,445	2,426
New York Life Global Funding 2.10% 20193	17,000	17,093
New York Life Global Funding 1.95% 20203	2,190	2,190
New York Life Global Funding 1.95% 20203	2,000	1,969
New York Life Global Funding 1.70% 20213	38,165	37,365
Nordea Bank AB 2.50% 20203	2,745	2,771
Northern Trust Corp. 5.85% 20173	1,050	1,055
PNC Bank 2.40% 2019	22,433	22,631
PNC Bank 2.30% 2020	12,500	12,599
PNC Bank 2.60% 2020	1,775	1,802
PRICOA Global Funding I 2.45% 20223	3,675	3,679
Prudential Financial, Inc. 3.50% 2024	4,900	5,104
QBE Insurance Group Ltd. 2.40% 20183	18,590	18,647
Rabobank Nederland 2.25% 2019	13,000	13,098
Rabobank Nederland 2.50% 2021	8,500	8,590
Rabobank Nederland 4.375% 2025	5,945	6,251
Royal Bank of Canada 2.125% 2020	8,900	8,941
Royal Bank of Scotland PLC 3.498% 2023	13,000	13,093
Skandinaviska Enskilda Banken AB 1.875% 2021	13,500	13,254
Skandinaviska Enskilda Banken AB 2.625% 2021	15,275	15,419
Sovereign Bancorp, Inc. 8.75% 2018	1,880	1,963
Sumitomo Mitsui Banking Corp. 2.784% 2022	27,300	27,386
Svenska Handelsbanken AB 1.875% 2021	8,920	8,785
TD Ameritrade Holding Co. 3.30% 2027	14,000	14,154
Toronto-Dominion Bank 1.45% 2018	10,000	9,986
Travelers Companies, Inc. 4.00% 2047	1,750	1,816
UBS Group AG 2.95% 20203	13,500	13,719
UBS Group AG 2.859% 20233	6,700	6,684
UBS Group AG 4.125% 20253	8,200	8,631
UniCredit SPA 3.75% 20223	33,775	34,648
UniCredit SPA 4.625% 20273	21,740	22,864
UniCredit SPA 5.861% 20323	39,100	41,077
Unum Group 5.625% 2020	345	376
Unum Group 3.00% 2021	2,085	2,114
Unum Group 3.875% 2025	3,190	3,270
US Bancorp. 3.15% 2027	9,000	9,060
VEB Finance Ltd. 6.902% 20203	9,100	9,855
VEB Finance Ltd. 6.80% 20253	500	565
Wells Fargo & Co. 2.55% 2020	5,655	5,721
Wells Fargo & Co. 2.10% 2021	40,600	40,236
Wells Fargo & Co. 2.50% 2021	13,500	13,596
Wells Fargo & Co. 2.625% 2022	139,225	139,548
Wells Fargo & Co. 3.069% 2023	15,000	15,262
Wells Fargo & Co. 3.584% 2028	31,700	32,134
		2,721,513

The Bond Fund of America — Page 5 of 45

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care 4.59%	Principal?amount (000)	Value (000)
Abbott Laboratories 2.80% 2020	$9,405	$9,570
Abbott Laboratories 2.90% 2021	96,166	97,894
Abbott Laboratories 3.40% 2023	35,025	36,103
Abbott Laboratories 3.75% 2026	67,215	69,072
Abbott Laboratories 4.75% 2036	1,905	2,105
Abbott Laboratories 4.90% 2046	14,475	16,223
AbbVie Inc. 1.80% 2018	6,400	6,410
AbbVie Inc. 2.50% 2020	18,135	18,361
AbbVie Inc. 2.30% 2021	26,985	26,957
AbbVie Inc. 2.90% 2022	7,110	7,217
AbbVie Inc. 3.20% 2022	2,140	2,196
AbbVie Inc. 2.85% 2023	13,370	13,486
AbbVie Inc. 3.60% 2025	13,500	14,014
AbbVie Inc. 3.20% 2026	39,000	39,135
AbbVie Inc. 4.50% 2035	7,250	7,822
AbbVie Inc. 4.45% 2046	25,650	27,093
Aetna Inc. 1.70% 2018	27,770	27,793
Allergan PLC 2.35% 2018	14,250	14,293
Allergan PLC 3.00% 2020	30,830	31,489
Allergan PLC 3.45% 2022	22,040	22,895
Allergan PLC 3.80% 2025	7,000	7,278
Allergan PLC 4.75% 2045	1,374	1,493
Amgen Inc. 1.85% 2021	13,235	13,015
Amgen Inc. 2.65% 2022	17,850	18,010
AstraZeneca PLC 2.375% 2022	27,605	27,392
Becton, Dickinson and Co. 2.675% 2019	2,792	2,827
Becton, Dickinson and Co. 2.404% 2020	19,675	19,753
Becton, Dickinson and Co. 2.894% 2022	40,430	40,560
Becton, Dickinson and Co. 3.363% 2024	38,045	38,441
Becton, Dickinson and Co. 3.70% 2027	61,090	61,691
Biogen Inc. 3.625% 2022	12,125	12,733
Boston Scientific Corp. 2.85% 2020	10,015	10,187
Boston Scientific Corp. 3.375% 2022	5,000	5,134
Catholic Health Initiatives, Series 2012, 1.60% 2017	1,250	1,250
Celgene Corp. 3.875% 2025	6,725	7,105
Centene Corp. 4.75% 2025	2,400	2,496
Concordia Healthcare Corp. 9.00% 20223	2,025	1,590
Concordia Healthcare Corp. 9.50% 20223	5,590	1,006
Concordia Healthcare Corp. 7.00% 20233	1,400	234
Dignity Health 3.125% 2022	4,100	4,109
EMD Finance LLC 2.40% 20203	37,585	37,896
EMD Finance LLC 2.95% 20223	21,145	21,507
EMD Finance LLC 3.25% 20253	2,760	2,802
Endo International PLC 5.875% 20243	625	658
Humana Inc. 3.95% 2027	4,750	4,975
Kinetic Concepts, Inc. 12.50% 20213	5,955	6,655
Laboratory Corporation of America Holdings 3.60% 2027	3,500	3,526
Laboratory Corporation of America Holdings 4.70% 2045	4,780	4,940
Medtronic, Inc. 3.35% 2027	5,210	5,359
Molina Healthcare, Inc. 5.375% 2022	11,363	11,767
Molina Healthcare, Inc. 4.875% 20253	10,115	10,014
Mylan Laboratories Inc. 2.50% 2019	10,500	10,545
Mylan Laboratories Inc. 3.15% 2021	14,800	15,069
Pfizer Inc. 7.20% 2039	1,829	2,702

The Bond Fund of America — Page 6 of 45

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal?amount (000)	Value (000)
Roche Holdings, Inc. 3.35% 20243	$5,700	$5,912
Roche Holdings, Inc. 3.00% 20253	2,000	2,018
Roche Holdings, Inc. 2.375% 20273	15,615	14,840
Roche Holdings, Inc. 4.00% 20443	1,100	1,150
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% 2020 (84.62% PIK)4,5,6,7,8	7,887	7,422
Rotech Healthcare Inc., Term Loan A, (3-month USD-LIBOR + 4.25%) 5.583% 20184,5,6,7	3,456	3,439
Rotech Healthcare Inc., Term Loan B, (3-month USD-LIBOR + 8.75%) 10.083% 20194,5,6,7	2,715	2,701
Shire PLC 1.90% 2019	34,520	34,464
Shire PLC 2.40% 2021	90,772	90,517
Shire PLC 2.875% 2023	50,420	50,221
Shire PLC 3.20% 2026	49,665	49,035
Tenet Healthcare Corp. 4.625% 20243	30,586	30,318
Teva Pharmaceutical Finance Company BV 1.40% 2018	23,725	23,640
Teva Pharmaceutical Finance Company BV 1.70% 2019	35,500	34,998
Teva Pharmaceutical Finance Company BV 2.20% 2021	66,983	64,476
Teva Pharmaceutical Finance Company BV 2.80% 2023	100,192	95,905
Teva Pharmaceutical Finance Company BV 3.15% 2026	108,120	99,828
Teva Pharmaceutical Finance Company BV 4.10% 2046	61,980	52,385
Thermo Fisher Scientific Inc. 2.40% 2019	4,261	4,291
Thermo Fisher Scientific Inc. 4.15% 2024	4,005	4,279
UnitedHealth Group Inc. 1.90% 2018	7,750	7,771
UnitedHealth Group Inc. 3.75% 2025	5,680	6,032
Valeant Pharmaceuticals International, Inc. 7.50% 20213	3,000	3,000
Valeant Pharmaceuticals International, Inc. 6.50% 20223	1,075	1,137
Valeant Pharmaceuticals International, Inc. 5.875% 20233	5,000	4,431
Valeant Pharmaceuticals International, Inc. 7.00% 20243	2,000	2,135
WellPoint, Inc. 2.30% 2018	6,680	6,710
WellPoint, Inc. 2.25% 2019	18,500	18,586
Zimmer Holdings, Inc. 2.00% 2018	4,010	4,015
Zimmer Holdings, Inc. 2.70% 2020	11,340	11,458
Zimmer Holdings, Inc. 3.15% 2022	13,976	14,221
		1,656,182
Energy 4.39%
Anadarko Petroleum Corp. 4.85% 2021	19,595	20,792
Anadarko Petroleum Corp. 5.55% 2026	24,870	27,774
Anadarko Petroleum Corp. 6.45% 2036	685	817
Anadarko Petroleum Corp. 6.20% 2040	635	740
Anadarko Petroleum Corp. 6.60% 2046	14,440	17,932
APT Pipelines Ltd. 4.20% 20253	2,975	3,096
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125% 20223	5,030	5,244
Boardwalk Pipelines, LP 4.45% 2027	5,505	5,614
Canadian Natural Resources Ltd. 3.45% 2021	1,600	1,651
Canadian Natural Resources Ltd. 2.95% 2023	5,095	5,070
Canadian Natural Resources Ltd. 3.80% 2024	1,780	1,832
Canadian Natural Resources Ltd. 3.85% 2027	23,525	23,809
Canadian Natural Resources Ltd. 4.95% 2047	9,560	10,057
Cenovus Energy Inc. 3.00% 2022	9,115	8,973
Cenovus Energy Inc. 3.80% 2023	8,285	8,334
Cenovus Energy Inc. 4.25% 20273	50,270	49,918
Cenovus Energy Inc. 5.25% 20373	3,139	3,123
Cenovus Energy Inc. 5.40% 20473	39,967	40,204
Cheniere Energy, Inc. 7.00% 2024	17,435	19,898

The Bond Fund of America — Page 7 of 45

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal?amount (000)	Value (000)
Cheniere Energy, Inc. 5.125% 20273	$9,975	$10,324
Chesapeake Energy Corp. 8.00% 20253	4,450	4,506
Chevron Corp. 2.10% 2021	17,000	17,013
Chevron Corp. 2.498% 2022	9,675	9,759
Columbia Pipeline Partners LP 2.45% 2018	7,500	7,527
Columbia Pipeline Partners LP 5.80% 2045	2,135	2,571
DCP Midstream Operating LP 4.95% 2022	1,495	1,559
Devon Energy Corp. 5.85% 2025	285	329
Devon Energy Corp. 5.00% 2045	3,925	4,149
Diamond Offshore Drilling, Inc. 7.875% 2025	6,500	6,898
Diamond Offshore Drilling, Inc. 5.70% 2039	600	497
Diamond Offshore Drilling, Inc. 4.875% 2043	38,200	28,841
Ecopetrol SA 5.875% 2023	1,620	1,803
Ecopetrol SA 5.875% 2045	2,545	2,497
Enbridge Energy Partners, LP 9.875% 2019	15,755	17,424
Enbridge Energy Partners, LP 4.375% 2020	7,875	8,282
Enbridge Energy Partners, LP 5.20% 2020	1,500	1,598
Enbridge Energy Partners, LP 4.20% 2021	600	627
Enbridge Energy Partners, LP 5.875% 2025	32,845	37,502
Enbridge Energy Partners, LP 5.50% 2040	3,500	3,670
Enbridge Energy Partners, LP 7.375% 2045	50,995	65,881
Enbridge Energy Partners, LP, Series B, 6.50% 2018	10,820	11,090
Enbridge Inc. 2.90% 2022	5,346	5,382
Enbridge Inc. 4.00% 2023	25,440	26,783
Enbridge Inc. 3.50% 2024	3,965	4,031
Enbridge Inc. 4.25% 2026	755	795
Enbridge Inc. 3.70% 2027	21,475	21,765
Enbridge Inc. 5.50% 2046	1,150	1,325
Energy Transfer Partners, LP 4.15% 2020	3,000	3,135
Energy Transfer Partners, LP 5.875% 2024	1,375	1,483
Energy Transfer Partners, LP 4.75% 2026	12,100	12,753
Energy Transfer Partners, LP 4.00% 2027	27,568	27,509
Energy Transfer Partners, LP 4.20% 2027	20,135	20,417
Energy Transfer Partners, LP 5.50% 2027	1,315	1,391
Energy Transfer Partners, LP 6.125% 2045	22,270	24,531
Energy Transfer Partners, LP 5.30% 2047	54,985	55,284
Energy Transfer Partners, LP 5.40% 2047	26,001	26,563
EnLink Midstream Partners, LP 2.70% 2019	9,060	9,088
EnLink Midstream Partners, LP 4.40% 2024	5,870	6,072
EnLink Midstream Partners, LP 4.15% 2025	17,190	17,378
EnLink Midstream Partners, LP 4.85% 2026	2,710	2,840
EnLink Midstream Partners, LP 5.05% 2045	2,535	2,450
EnLink Midstream Partners, LP 5.45% 2047	4,020	4,162
Ensco PLC 5.20% 2025	1,860	1,572
Ensco PLC 5.75% 2044	2,380	1,720
EQT Corp. 2.50% 2020	13,660	13,718
EQT Corp. 3.00% 2022	15,650	15,692
EQT Corp. 3.90% 2027	23,705	23,747
Exxon Mobil Corp. 2.222% 2021	13,500	13,606
Gazprom OJSC 6.51% 20223	8,350	9,287
Halliburton Co. 3.80% 2025	17,695	18,245
Halliburton Co. 5.00% 2045	17,940	19,742
Kinder Morgan 3.15% 2023	1,280	1,287
Kinder Morgan Energy Partners, LP 5.30% 2020	1,250	1,347

The Bond Fund of America — Page 8 of 45

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal?amount (000)	Value (000)
Kinder Morgan Energy Partners, LP 6.85% 2020	$12,840	$14,098
Kinder Morgan Energy Partners, LP 6.95% 2038	2,350	2,858
Kinder Morgan Energy Partners, LP 6.55% 2040	750	859
Kinder Morgan Finance Co. 5.05% 2046	16,272	16,779
Kinder Morgan, Inc. 4.30% 2025	7,580	7,950
Kinder Morgan, Inc. 5.30% 2034	5,825	6,096
Kinder Morgan, Inc. 5.55% 2045	11,805	12,772
Marathon Oil Corp. 4.40% 2027	48,050	49,145
MPLX LP 4.125% 2027	2,400	2,447
MPLX LP 5.20% 2047	1,565	1,644
NGL Energy Partners LP 6.875% 2021	2,455	2,467
NGPL PipeCo LLC 4.375% 20223	1,045	1,087
NGPL PipeCo LLC 4.875% 20273	1,230	1,292
Noble Corp. PLC 5.75% 2018	400	405
Noble Corp. PLC 7.70% 2025	2,425	2,085
Noble Corp. PLC 8.70% 2045	4,155	3,469
Noble Energy, Inc. 3.85% 2028	5,825	5,846
Noble Energy, Inc. 4.95% 2047	6,185	6,326
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 20213,5,9	4,186	2,732
Odebrecht Offshore Drilling Finance Ltd. 6.75% 20223,5	8,782	3,183
Peabody Energy Corp. 6.00% 20223	575	596
Peabody Energy Corp. 6.375% 20253	575	593
Petrobras Global Finance Co. 6.125% 2022	15,270	16,453
Petrobras Global Finance Co. 4.375% 2023	3,670	3,637
Petrobras Global Finance Co. 6.25% 2024	410	439
Petrobras Global Finance Co. 5.299% 20253	22,500	22,494
Petrobras Global Finance Co. 7.375% 2027	4,480	4,941
Petrobras Global Finance Co. 5.999% 20283	19,206	19,230
Petrobras Global Finance Co. 7.25% 2044	12,375	12,932
Petrobras Global Finance Co. 6.85% 2115	1,910	1,825
Petróleos Mexicanos 6.375% 2021	3,800	4,172
Petróleos Mexicanos 4.625% 2023	7,600	7,869
Petróleos Mexicanos 4.50% 2026	6,725	6,730
Petróleos Mexicanos 6.875% 2026	7,315	8,339
Petróleos Mexicanos 7.47% 2026	MXN200,000	10,060
Petróleos Mexicanos 6.50% 20273	$5,290	5,880
Petróleos Mexicanos 5.50% 2044	6,105	5,708
Petróleos Mexicanos 5.625% 2046	1,150	1,074
Petróleos Mexicanos 6.75% 20473	27,895	29,592
Petróleos Mexicanos 6.75% 2047	27,401	29,220
Phillips 66 Partners LP 3.605% 2025	2,570	2,568
Phillips 66 Partners LP 3.55% 2026	1,870	1,832
Phillips 66 Partners LP 4.68% 2045	205	199
Phillips 66 Partners LP 4.90% 2046	1,855	1,863
Plains All American Pipeline, LP 4.50% 2026	4,750	4,828
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 20193,5	3,418	3,367
QGOG Constellation SA 9.50% 20243,5,8	2,775	2,137
Range Resources Corp. 4.875% 2025	3,000	2,970
Ras Laffan Liquefied Natural Gas II 5.298% 20203,5	1,791	1,864
Ras Laffan Liquefied Natural Gas III 6.332% 20275	1,000	1,156
Royal Dutch Shell PLC 3.75% 2046	26,915	26,489
Sabine Pass Liquefaction, LLC 5.625% 2021	925	1,003
Sabine Pass Liquefaction, LLC 6.25% 2022	4,200	4,727
Sabine Pass Liquefaction, LLC 5.625% 2023	14,000	15,530

The Bond Fund of America — Page 9 of 45

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal?amount (000)	Value (000)
Sabine Pass Liquefaction, LLC 5.75% 2024	$12,100	$13,498
Sabine Pass Liquefaction, LLC 5.625% 2025	26,740	29,532
Sabine Pass Liquefaction, LLC 5.875% 2026	18,050	20,219
Sabine Pass Liquefaction, LLC 5.00% 2027	33,535	35,780
Sabine Pass Liquefaction, LLC 4.20% 2028	11,665	11,778
Schlumberger BV 3.625% 20223	4,210	4,384
Schlumberger BV 4.00% 20253	17,880	18,765
Shell International Finance BV 4.00% 2046	2,250	2,280
Southwestern Energy Co. 4.10% 2022	3,125	3,031
Southwestern Energy Co. 6.70% 2025	15,330	15,598
Spectra Energy Partners, LP 4.50% 2045	640	647
Sunoco LP 6.25% 2021	1,515	1,591
TC PipeLines, LP 4.375% 2025	9,030	9,448
Teekay Corp. 8.50% 2020	7,010	7,150
Tesoro Logistics LP 5.50% 2019	1,115	1,179
Tesoro Logistics LP 5.25% 2025	625	672
TransCanada Corp. 6.50% 2018	7,500	7,806
TransCanada PipeLines Ltd., junior subordinated 5.625% 2075	3,580	3,806
Transocean Inc. 8.375% 2021	1,865	2,000
Transocean Inc. 5.80% 2022	5,135	5,071
Transocean Inc. 9.00% 20233	575	622
Transportadora de Gas Peru SA 4.25% 20283,5	2,535	2,636
Valero Energy Partners LP 4.375% 2026	6,795	7,022
Western Gas Partners LP 2.60% 2018	515	517
Western Gas Partners LP 4.00% 2022	2,460	2,547
Western Gas Partners LP 3.95% 2025	4,415	4,441
Western Gas Partners LP 4.65% 2026	3,655	3,836
Western Gas Partners LP 5.45% 2044	4,200	4,454
Williams Companies, Inc. 3.70% 2023	1,680	1,680
Williams Partners LP 4.50% 2023	3,200	3,409
Williams Partners LP 4.30% 2024	10,555	11,147
Williams Partners LP 4.00% 2025	5,085	5,208
Williams Partners LP 3.75% 2027	4,700	4,701
Williams Partners LP 5.10% 2045	13,600	14,341
Woodside Finance Ltd. 4.60% 20213	9,565	10,116
Woodside Petroleum Ltd. 3.65% 20253	4,700	4,739
YPF SA 8.50% 20253	7,700	8,892
YPF SA 8.50% 2025	600	693
		1,585,418
Consumer discretionary 3.65%
21st Century Fox America, Inc. 4.95% 2045	415	456
Amazon.com, Inc. 2.40% 20233	6,545	6,535
Amazon.com, Inc. 2.80% 20243	10,545	10,577
Amazon.com, Inc. 3.15% 20273	44,855	45,121
Amazon.com, Inc. 3.875% 20373	4,500	4,562
Amazon.com, Inc. 4.05% 20473	56,700	57,577
American Axle & Manufacturing Holdings, Inc. 6.50% 20273	1,700	1,719
American Honda Finance Corp. 1.20% 2019	13,500	13,380
American Honda Finance Corp. 2.25% 2019	13,500	13,609
American Honda Finance Corp. 1.95% 2020	26,295	26,307
American Honda Finance Corp. 1.65% 2021	10,625	10,402
Bayerische Motoren Werke AG 1.45% 20193	14,700	14,623
Bayerische Motoren Werke AG 2.15% 20203	2,000	2,011

The Bond Fund of America — Page 10 of 45

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal?amount (000)	Value (000)
Bayerische Motoren Werke AG 2.00% 20213	$6,500	$6,456
Bayerische Motoren Werke AG 2.25% 20233	3,900	3,808
CCO Holdings LLC and CCO Holdings Capital Corp. 4.464% 2022	14,540	15,372
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	3,540	3,789
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 20273	8,000	8,130
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 20283	6,255	6,110
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 20283	28,310	28,686
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 20283	13,500	13,567
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045	6,850	8,078
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 20473	5,605	5,821
Comcast Corp. 2.35% 2027	8,500	7,940
Comcast Corp. 3.30% 2027	17,100	17,349
Comcast Corp. 3.15% 2028	24,750	24,680
Comcast Corp. 4.00% 2047	4,230	4,310
Cumulus Media Inc. 7.75% 2019	2,445	727
Cumulus Media Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.49% 20205,6,7	2,865	2,371
Daimler Finance NA LLC 2.70% 20203	3,500	3,550
DaimlerChrysler North America Holding Corp. 1.875% 20183	13,450	13,463
DaimlerChrysler North America Holding Corp. 2.375% 20183	7,700	7,743
DaimlerChrysler North America Holding Corp. 1.50% 20193	18,000	17,855
DaimlerChrysler North America Holding Corp. 2.25% 20203	2,315	2,321
DaimlerChrysler North America Holding Corp. 2.00% 20213	13,600	13,397
DaimlerChrysler North America Holding Corp. 2.875% 20213	14,100	14,314
DaimlerChrysler North America Holding Corp. 3.30% 20253	1,500	1,518
DaimlerChrysler North America Holding Corp. 3.45% 20273	3,515	3,583
DaimlerChrysler North America Holding Corp. 8.50% 2031	3,000	4,494
Delphi Automotive PLC 5.00% 20253	12,700	12,954
Discovery Communications, Inc. 2.20% 2019	11,520	11,562
Discovery Communications, Inc. 2.95% 2023	15,000	15,031
Discovery Communications, Inc. 3.95% 2028	7,750	7,745
DISH DBS Corp. 4.25% 2018	1,200	1,212
Dollar General Corp. 1.875% 2018	1,817	1,819
Ford Motor Co. 4.346% 2026	19,530	20,332
Ford Motor Co. 4.75% 2043	2,500	2,459
Ford Motor Credit Co. 2.145% 2018	11,615	11,630
Ford Motor Credit Co. 2.375% 2018	7,440	7,456
Ford Motor Credit Co. 2.262% 2019	18,000	18,068
Ford Motor Credit Co. 2.375% 2019	22,325	22,442
Ford Motor Credit Co. 2.597% 2019	21,820	22,013
Ford Motor Credit Co. 2.459% 2020	8,040	8,050
Ford Motor Credit Co. 2.681% 2020	11,150	11,253
Ford Motor Credit Co. 3.157% 2020	31,000	31,642
Ford Motor Credit Co. 3.20% 2021	5,600	5,716
Ford Motor Credit Co. 3.336% 2021	4,500	4,605
Ford Motor Credit Co. 4.375% 2023	14,367	15,176
Ford Motor Credit Co. 3.81% 2024	14,000	14,292
Ford Motor Credit Co. 5.291% 2046	16,025	16,774
General Motors Co. 4.875% 2023	20,000	21,652
General Motors Co. 5.00% 2035	2,000	2,046
General Motors Co. 6.75% 2046	1,210	1,462
General Motors Co. 5.40% 2048	8,575	8,918
General Motors Financial Co. 2.40% 2019	21,800	21,902
General Motors Financial Co. 3.10% 2019	6,000	6,086
General Motors Financial Co. 3.50% 2019	3,715	3,806

The Bond Fund of America — Page 11 of 45

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal?amount (000)	Value (000)
General Motors Financial Co. 3.20% 2021	$35,000	$35,638
General Motors Financial Co. 4.20% 2021	4,500	4,719
General Motors Financial Co. 4.375% 2021	9,100	9,654
General Motors Financial Co. 3.45% 2022	14,955	15,212
General Motors Financial Co. 3.70% 2023	14,500	14,790
General Motors Financial Co. 3.95% 2024	10,000	10,252
General Motors Financial Co. 4.00% 2025	4,525	4,620
General Motors Financial Co. 4.00% 2026	2,000	2,007
General Motors Financial Co. 6.60% 2036	490	583
General Motors Financial Co. 5.75% 2049	14,675	15,244
Grupo Televisa, SAB 6.625% 2040	5,200	6,345
Grupo Televisa, SAB 7.25% 2043	MXN25,290	1,101
Hilton Worldwide Holdings Inc. 4.25% 2024	$4,275	4,371
Home Depot, Inc. 1.80% 2020	3,660	3,663
Home Depot, Inc. 2.80% 2027	18,400	18,090
Home Depot, Inc. 4.25% 2046	825	892
Home Depot, Inc. 3.90% 2047	1,500	1,531
Hyundai Capital America 2.00% 20193	7,605	7,543
Hyundai Capital America 2.55% 20203	11,830	11,814
Hyundai Capital America 2.75% 20203	7,906	7,904
Hyundai Capital America 3.00% 20203	2,000	2,012
Hyundai Capital America 2.45% 20213	18,000	17,684
Hyundai Capital America 3.10% 20223	13,890	13,831
Hyundai Capital America 3.25% 20223	20,855	20,837
Hyundai Capital Services Inc. 1.625% 20193	6,150	6,040
Lowe’s Companies, Inc. 2.50% 2026	6,000	5,769
Lowe’s Companies, Inc. 3.10% 2027	12,100	12,041
Lowe’s Companies, Inc. 4.05% 2047	4,450	4,581
McDonald’s Corp. 2.625% 2022	9,925	10,004
McDonald’s Corp. 3.70% 2026	7,065	7,371
McDonald’s Corp. 3.50% 2027	11,000	11,324
McDonald’s Corp. 4.875% 2045	5,500	6,210
McDonald’s Corp. 4.45% 2047	8,825	9,375
NBC Universal Enterprise, Inc. (3-month USD-LIBOR + 0.685%) 1.989% 20183,6	8,000	8,028
NBC Universal Enterprise, Inc. 5.25% 20493	17,895	19,148
Newell Rubbermaid Inc. 3.15% 2021	23,820	24,383
Newell Rubbermaid Inc. 3.85% 2023	16,890	17,775
Newell Rubbermaid Inc. 4.20% 2026	21,895	23,072
Newell Rubbermaid Inc. 5.50% 2046	10,835	12,838
Nissan Motor Co., Ltd. 2.60% 20223	15,570	15,590
Petsmart, Inc. 7.125% 20233	4,900	3,836
Petsmart, Inc. 5.875% 20253	3,975	3,488
Petsmart, Inc. 8.875% 20253	2,650	2,110
RCI Banque 3.50% 20183	5,000	5,038
Schaeffler Verwaltungs 4.75% 20263,8	5,215	5,326
Starbucks Corp. 2.10% 2021	725	728
Starbucks Corp. 4.30% 2045	1,750	1,906
Thomson Reuters Corp. 6.50% 2018	13,675	14,183
Thomson Reuters Corp. 4.30% 2023	8,805	9,386
Thomson Reuters Corp. 3.35% 2026	6,000	5,983
Thomson Reuters Corp. 5.65% 2043	1,905	2,246
Time Warner Cable Inc. 6.75% 2018	11,650	12,065
Toyota Motor Credit Corp. 2.15% 2020	13,500	13,581
Toyota Motor Credit Corp. 2.15% 2022	2,000	1,980

The Bond Fund of America — Page 12 of 45

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal?amount (000)	Value (000)
Toyota Motor Credit Corp. 2.60% 2022	$9,860	$9,979
Toyota Motor Credit Corp. 3.20% 2027	5,455	5,567
Volkswagen Group of America Finance, LLC 1.65% 20183	10,500	10,491
Volkswagen International Finance NV 2.125% 20183	1,500	1,502
Walt Disney Co. 1.85% 2026	5,300	4,879
WPP Finance 2010 3.75% 2024	3,000	3,082
		1,315,656
Utilities 2.64%
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 20213	1,055	1,172
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 20233	5,610	5,702
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036	1,500	1,905
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 20363	1,000	1,270
AEP Transmission Company LLC 3.10% 20263	1,520	1,526
American Electric Power Co., Inc. 1.65% 2017	7,180	7,181
American Electric Power Co., Inc. 2.75% 2026	2,977	2,883
American Electric Power Co., Inc. 4.45% 2045	1,410	1,535
Berkshire Hathaway Energy Co. 2.40% 2020	6,964	7,031
Centerpoint Energy, Inc., 2.50% 2022	10,875	10,876
Cleveland Electric Illuminating Co. 8.875% 2018	12,864	13,830
CMS Energy Corp. 8.75% 2019	5,388	5,980
CMS Energy Corp. 6.25% 2020	21	23
CMS Energy Corp. 5.05% 2022	4,900	5,405
CMS Energy Corp. 3.00% 2026	15,707	15,347
CMS Energy Corp. 2.95% 2027	4,100	3,960
CMS Energy Corp. 3.45% 2027	2,869	2,884
CMS Energy Corp. 4.875% 2044	2,150	2,406
Colbun SA 6.00% 20203	2,400	2,608
Colbun SA 4.50% 20243	2,450	2,593
Comision Federal de Electricidad 4.875% 20243	2,500	2,694
Comision Federal de Electricidad 4.75% 20273	370	390
Commonwealth Edison Company 2.95% 2027	5,250	5,230
Commonwealth Edison Company 3.75% 2047	2,500	2,514
Dominion Resources, Inc. 1.875% 20183	8,700	8,695
Dominion Resources, Inc. 1.60% 2019	3,210	3,190
Dominion Resources, Inc. 2.962% 2019	1,500	1,522
Dominion Resources, Inc. 2.579% 2020	28,800	29,018
Duke Energy Carolinas, Inc. 2.50% 2023	8,900	8,960
Duke Energy Corp. 1.80% 2021	4,875	4,780
Duke Energy Corp. 2.40% 2022	296	294
Duke Energy Corp. 2.65% 2026	19,028	18,225
Duke Energy Corp. 3.15% 2027	9,455	9,389
Duke Energy Corp. 3.75% 2046	1,876	1,814
Duke Energy Corp. 3.95% 2047	5,290	5,263
E.ON International Finance BV 5.80% 20183	15,000	15,339
Edison International 2.40% 2022	1,200	1,192
EDP Finance BV 4.125% 20203	28,600	29,742
EDP Finance BV 5.25% 20213	3,500	3,786
EDP Finance BV 3.625% 20243	58,250	58,909
Electricité de France SA 4.875% 20443	250	265
Electricité de France SA 4.95% 20453	750	831
Electricité de France SA 5.25% 20493	4,750	4,947
Electricité de France SA 6.00% 2114	£300	571
Emera Inc. 6.75% 2076	$14,811	16,922

The Bond Fund of America — Page 13 of 45

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal?amount (000)	Value (000)
Emera US Finance LP 2.15% 2019	$7,135	$7,140
Emera US Finance LP 2.70% 2021	3,950	3,974
Emera US Finance LP 3.55% 2026	4,945	4,985
Emera US Finance LP 4.75% 2046	4,000	4,304
Empresa Nacional de Electricidad SA 4.25% 2024	1,500	1,578
Enel Finance International SA 2.875% 20223	15,500	15,618
Enel Finance International SA 6.00% 20393	2,210	2,732
Enel Società per Azioni 8.75% 20733	9,500	11,531
Entergy Corp. 4.00% 2022	3,698	3,917
Entergy Corp. 2.95% 2026	9,000	8,717
Entergy Louisiana, LLC 3.30% 2022	668	688
Eversource Energy 2.50% 2021	10,000	10,003
Eversource Energy 2.375% 2022	1,412	1,409
Eversource Energy 2.75% 2022	1,000	1,012
Eversource Energy 2.80% 2023	1,869	1,885
Exelon Corp. 3.497% 2022	43,950	45,307
Exelon Corp. 3.95% 2025	528	552
FirstEnergy Corp. 3.90% 2027	48,340	49,289
FirstEnergy Corp. 7.375% 2031	12,491	16,648
FirstEnergy Corp. 4.85% 2047	36,613	38,554
FirstEnergy Corp., Series B, 4.25% 2023	37,307	39,503
Great Plains Energy Inc. 3.65% 2025	703	722
Great Plains Energy Inc. 4.20% 2047	4,350	4,535
Iberdrola Finance Ireland 5.00% 20193	3,000	3,158
Indiana Michigan Power Co. 3.75% 2047	2,700	2,664
IPALCO Enterprises, Inc. 3.70% 20243	1,325	1,329
Israel Electric Corp. Ltd. 8.10% 20963	6,250	8,094
MidAmerican Energy Holdings Co. 5.75% 2018	15,700	16,030
Mississippi Power Co. 5.55% 2019	4,300	4,491
Mississippi Power Co. 4.25% 2042	20,226	19,282
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	17,685	19,291
National Rural Utilities Cooperative Finance Corp. 2.70% 2023	2,800	2,799
National Rural Utilities Cooperative Finance Corp. 3.25% 2025	716	731
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	4,850	5,209
New York State Electric & Gas Corp. 3.25% 20263	6,200	6,265
Niagara Mohawk Power Corp. 3.508% 20243	8,470	8,743
Niagara Mohawk Power Corp. 4.278% 20343	3,000	3,215
NV Energy, Inc 6.25% 2020	12,320	13,750
Ohio Power Co., Series G, 6.60% 2033	2,090	2,729
Ohio Power Co., Series D, 6.60% 2033	353	453
Pacific Gas and Electric Co. 3.25% 2023	13,020	13,475
Pacific Gas and Electric Co. 3.85% 2023	1,203	1,277
Pacific Gas and Electric Co. 3.40% 2024	2,016	2,089
Pacific Gas and Electric Co. 3.75% 2024	301	319
Pacific Gas and Electric Co. 4.25% 2046	3,938	4,246
PacifiCorp. 3.35% 2025	5,900	6,044
PacifiCorp., First Mortgage Bonds, 2.95% 2023	1,300	1,334
Pennsylvania Electric Co. 3.25% 20283	12,415	12,279
PG&E Corp. 2.40% 2019	4,945	4,972
Progress Energy, Inc. 7.05% 2019	3,100	3,324
Progress Energy, Inc. 7.00% 2031	4,000	5,406
Progress Energy, Inc. 7.75% 2031	2,500	3,543
Public Service Co. of Colorado 5.80% 2018	9,606	9,930
Public Service Co. of Colorado 5.125% 2019	900	950

The Bond Fund of America — Page 14 of 45

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal?amount (000)	Value (000)
Public Service Co. of Colorado 3.80% 2047	$1,334	$1,351
Public Service Electric and Gas Co., 1.90% 2021	2,035	2,016
Public Service Electric and Gas Co., 2.375% 2023	254	253
Public Service Enterprise Group Inc. 1.60% 2019	9,650	9,548
Public Service Enterprise Group Inc. 2.00% 2021	18,325	17,954
Puget Energy, Inc. 6.50% 2020	12,086	13,510
Puget Energy, Inc. 6.00% 2021	8,500	9,525
Puget Energy, Inc. 5.625% 2022	20,391	22,770
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	1,775	1,845
Southern California Edison Co., 1.845% 20225	7,505	7,428
Southern California Edison Co., 4.00% 2047	2,325	2,454
Southwestern Public Service Co. 3.7% 2047	7,770	7,745
State Grid Overseas Investment Ltd. 3.50% 20273	7,025	7,169
Talen Energy Corp. 4.625% 20193	248	246
Tampa Electric Co. 2.60% 2022	1,200	1,197
Teco Finance, Inc. 5.15% 2020	10,154	10,835
The Connecticut Light and Power Co. 4.30% 2044	3,850	4,199
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 20183,5	135	136
Virginia Electric and Power Co. 1.20% 2018	5,000	4,994
Virginia Electric and Power Co. 2.75% 2023	780	790
Virginia Electric and Power Co. 3.15% 2026	2,275	2,302
Virginia Electric and Power Co. 3.50% 2027	2,230	2,316
Virginia Electric and Power Co., Series B, 3.45% 2022	83	87
Virginia Electric and Power Co., Series B, 3.8% 2047	6,500	6,536
Xcel Energy Inc. 4.70% 2020	15,460	16,342
Xcel Energy Inc. 3.30% 2025	3,094	3,146
Xcel Energy Inc. 6.50% 2036	2,500	3,338
		952,655
Consumer staples 2.34%
Altria Group, Inc. 2.625% 2020	15,195	15,432
Altria Group, Inc. 2.95% 2023	6,500	6,598
Altria Group, Inc. 4.00% 2024	3,600	3,826
Altria Group, Inc. 2.625% 2026	2,585	2,491
Altria Group, Inc. 4.50% 2043	3,500	3,756
Altria Group, Inc. 5.375% 2044	3,105	3,735
Altria Group, Inc. 3.875% 2046	15,595	15,274
Anheuser-Busch InBev NV 2.65% 2021	2,875	2,923
Anheuser-Busch InBev NV 3.30% 2023	7,725	8,016
Anheuser-Busch InBev NV 3.65% 2026	34,865	36,118
Anheuser-Busch InBev NV 4.90% 2046	1,050	1,200
BJ’s Wholesale Club, Term Loan, (3-month USD-LIBOR + 7.50%) 8.74% 20255,6,7	2,375	2,280
British American Tobacco International Finance PLC 2.75% 20203	6,200	6,304
British American Tobacco International Finance PLC 3.50% 20223	4,495	4,645
British American Tobacco International Finance PLC 3.95% 20253	6,200	6,469
British American Tobacco PLC 2.764% 20223	26,005	26,172
British American Tobacco PLC 3.222% 20243	51,000	51,181
British American Tobacco PLC 3.557% 20273	88,555	89,004
British American Tobacco PLC 4.39% 20373	10,000	10,220
British American Tobacco PLC 4.54% 20473	56,250	58,080
Church & Dwight Co., Inc. 2.45% 2022	890	887
Church & Dwight Co., Inc. 3.15% 2027	7,000	6,943
Church & Dwight Co., Inc. 3.95% 2047	6,510	6,473
Coca-Cola Co. 2.20% 2022	9,250	9,281

The Bond Fund of America — Page 15 of 45

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal?amount (000)	Value (000)
Colgate-Palmolive Co. 3.70% 2047	$6,085	$6,011
Constellation Brands, Inc. 2.70% 2022	2,325	2,335
Constellation Brands, Inc. 3.50% 2027	3,745	3,811
Constellation Brands, Inc. 4.50% 2047	300	316
Costco Wholesale Corp. 2.15% 2021	3,500	3,511
Costco Wholesale Corp. 2.30% 2022	3,500	3,505
Costco Wholesale Corp. 2.75% 2024	15,780	15,824
Costco Wholesale Corp. 3.00% 2027	23,200	23,266
CVS Health Corp. 1.90% 2018	5,150	5,163
Herbalife Ltd., Term Loan, (3-month USD-LIBOR + 5.50%) 6.735% 20235,6,7	19,274	19,470
Imperial Tobacco Finance PLC 2.05% 20183	3,050	3,052
Imperial Tobacco Finance PLC 3.50% 20233	2,673	2,745
Kraft Foods Inc. 3.50% 2022	25	26
Molson Coors Brewing Co. 1.45% 2019	3,955	3,913
Molson Coors Brewing Co. 1.90% 20193	10,995	10,982
Molson Coors Brewing Co. 2.25% 20203	9,425	9,423
Molson Coors Brewing Co. 2.10% 2021	6,705	6,616
Molson Coors Brewing Co. 3.00% 2026	15,930	15,516
Molson Coors Brewing Co. 4.20% 2046	4,210	4,209
Mondelez International, Inc. 1.625% 20193	21,400	21,244
PepsiCo, Inc. 2.25% 2022	1,250	1,252
PepsiCo, Inc. 4.00% 2047	7,000	7,350
Pernod Ricard SA 4.45% 20223	13,700	14,724
Philip Morris International Inc. 2.375% 2022	19,190	19,115
Philip Morris International Inc. 2.625% 2022	5,935	5,987
Philip Morris International Inc. 2.75% 2026	14,100	13,788
Philip Morris International Inc. 4.25% 2044	26,420	27,616
Pilgrim’s Pride Corp. 5.875% 20273	6,945	7,136
Reckitt Benckiser Group PLC 2.375% 20223	53,500	53,387
Reckitt Benckiser Group PLC 2.75% 20243	27,345	27,161
Reynolds American Inc. 2.30% 2018	4,365	4,385
Reynolds American Inc. 3.25% 2020	12,135	12,476
Reynolds American Inc. 3.25% 2022	19,360	19,814
Reynolds American Inc. 4.00% 2022	4,140	4,377
Reynolds American Inc. 4.85% 2023	3,750	4,120
Reynolds American Inc. 4.45% 2025	19,995	21,485
Reynolds American Inc. 4.75% 2042	2,500	2,532
Reynolds American Inc. 5.85% 2045	9,650	11,842
Walgreens Boots Alliance, Inc. 3.45% 2026	1,615	1,612
Walgreens Boots Alliance, Inc. 4.65% 2046	1,045	1,095
WM. Wrigley Jr. Co 2.90% 20193	2,800	2,842
WM. Wrigley Jr. Co 3.375% 20203	41,250	42,558
		844,900
Telecommunication services 1.46%
América Móvil, SAB de CV 8.46% 2036	MXN27,000	1,392
AT&T Inc. 2.85% 2023	$21,750	21,670
AT&T Inc. 3.40% 2024	34,310	34,401
AT&T Inc. 3.40% 2025	22,400	22,078
AT&T Inc. 3.90% 2027	55,705	55,881
AT&T Inc. 4.25% 2027	10,282	10,583
AT&T Inc. 8.25% 2031	2,534	3,575
AT&T Inc. 4.90% 2037	44,800	45,470
AT&T Inc. 4.35% 2045	4,675	4,305

The Bond Fund of America — Page 16 of 45

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal?amount (000)	Value (000)
AT&T Inc. 5.45% 2047	$5,650	$5,996
AT&T Inc. 4.50% 2048	8,185	7,572
AT&T Inc. 5.15% 2050	61,532	62,246
AT&T Inc. 5.30% 2058	33,875	34,278
British Telecommunications PLC 9.125% 2030	1,800	2,729
Deutsche Telekom International Finance BV 1.50% 20193	18,900	18,713
Deutsche Telekom International Finance BV 1.95% 20213	28,130	27,573
Deutsche Telekom International Finance BV 2.82% 20223	25,141	25,296
Deutsche Telekom International Finance BV 3.60% 20273	2,088	2,116
Digicel Group Ltd. 6.00% 20213	3,015	2,954
France Télécom 9.00% 2031	3,770	5,733
Frontier Communications Corp. 11.00% 2025	2,500	2,137
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 9.97% 2020 (100% PIK)5,6,7,8	1,778	1,673
Orange SA 2.75% 2019	3,230	3,270
SoftBank Group Corp. 3.36% 20233,5	22,050	22,436
Telefónica Emisiones, SAU 3.192% 2018	10,500	10,586
TELUS Corp. 3.70% 2027	1,450	1,485
Verizon Communications Inc. 4.50% 2033	48,604	49,975
Verizon Communications Inc. 4.125% 2046	15,000	13,683
Verizon Communications Inc. 4.522% 2048	22,430	21,781
Zayo Group Holdings, Inc. 5.75% 20273	4,700	4,994
		526,581
Information technology 1.28%
Analog Devices, Inc. 2.50% 2021	1,090	1,093
Analog Devices, Inc. 3.125% 2023	8,750	8,885
Analog Devices, Inc. 3.50% 2026	6,350	6,422
Apple Inc. 1.55% 2021	16,675	16,352
Apple Inc. 2.25% 2021	13,250	13,360
Apple Inc. 2.90% 2027	39,900	39,600
Apple Inc. 3.20% 2027	7,115	7,249
Apple Inc. 3.35% 2027	11,385	11,730
Apple Inc. 4.25% 2047	5,000	5,388
BMC Software, Inc. 8.125% 20213	3,050	3,138
Broadcom Ltd. 3.00% 20223	55,000	56,008
Broadcom Ltd. 3.625% 20243	42,625	43,835
Broadcom Ltd. 3.875% 20273	107,750	111,140
CCC Information Services Inc., Term Loan (3-month USD-LIBOR + 6.75%) 7.958% 20255,6,7	1,225	1,265
Dell Inc. 2.65% 2020	8,075	7,997
Harris Corp. 2.70% 2020	3,010	3,043
Harris Corp. 3.832% 2025	1,890	1,963
JDA Software Group, Inc. 7.375% 20243	1,400	1,437
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 9.561% 20245,6,7	1,475	1,525
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 4.50%) 5.50% 20245,6,7	2,825	2,842
Microsoft Corp. 1.55% 2021	25,245	24,807
Microsoft Corp. 2.40% 2022	27,065	27,401
Microsoft Corp. 3.30% 2027	1,030	1,069
Microsoft Corp. 3.70% 2046	1,250	1,263
Microsoft Corp. 4.25% 2047	10,875	12,047
Oracle Corp. 1.90% 2021	18,000	17,875
Oracle Corp. 2.80% 2021	5,600	5,728
Oracle Corp. 2.65% 2026	6,250	6,132
Oracle Corp. 4.00% 2046	3,450	3,577

The Bond Fund of America — Page 17 of 45

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology (continued)	Principal?amount (000)	Value (000)
Unisys Corp. 10.75% 20223	$3,325	$3,699
Visa Inc. 2.75% 2027	15,630	15,365
		463,235
Real estate 1.18%
Alexandria Real Estate Equities, Inc. 2.75% 2020	4,815	4,865
Alexandria Real Estate Equities, Inc. 3.90% 2023	7,250	7,543
Alexandria Real Estate Equities, Inc. 4.30% 2026	775	812
Alexandria Real Estate Equities, Inc. 3.95% 2028	4,210	4,295
Alexandria Real Estate Equities, Inc. 4.50% 2029	755	796
American Campus Communities, Inc. 3.35% 2020	19,670	20,145
American Campus Communities, Inc. 3.75% 2023	15,060	15,514
American Campus Communities, Inc. 4.125% 2024	8,030	8,420
American Tower Corp. 3.40% 2019	18,075	18,409
Brandywine Operating Partnership, LP 3.95% 2023	100	102
Corporate Office Properties LP 3.60% 2023	2,834	2,848
Corporate Office Properties LP 5.25% 2024	936	1,014
Corporate Office Properties LP 5.00% 2025	6,320	6,794
DCT Industrial Trust Inc. 4.50% 2023	10,030	10,577
DDR Corp. 4.70% 2027	640	660
Developers Diversified Realty Corp. 3.90% 2024	10,835	10,903
EPR Properties 4.50% 2025	8,650	8,845
EPR Properties 4.75% 2026	7,630	7,901
EPR Properties 4.50% 2027	3,710	3,762
Essex Portfolio L.P. 3.625% 2022	4,370	4,523
Essex Portfolio L.P. 3.25% 2023	4,935	4,995
Essex Portfolio L.P. 3.875% 2024	5,500	5,725
Essex Portfolio L.P. 3.50% 2025	4,800	4,865
Essex Portfolio L.P. 3.375% 2026	845	841
Hospitality Properties Trust 6.70% 2018	28,005	28,112
Hospitality Properties Trust 4.25% 2021	19,750	20,585
Hospitality Properties Trust 5.00% 2022	10,800	11,598
Hospitality Properties Trust 4.50% 2023	11,265	11,954
Howard Hughes Corp. 5.375% 20253	13,510	13,814
Iron Mountain Inc. 4.875% 20273	10,065	10,304
iStar Inc. 4.625% 2020	4,760	4,879
Kimco Realty Corp. 6.875% 2019	4,000	4,358
Kimco Realty Corp. 3.40% 2022	14,595	15,041
Kimco Realty Corp. 3.30% 2025	4,370	4,373
Kimco Realty Corp. 3.80% 2027	9,210	9,316
Omega Healthcare Investors, Inc. 4.375% 2023	2,100	2,167
Piedmont Operating Partnership LP 3.40% 2023	2,800	2,775
Piedmont Operating Partnership LP 4.45% 2024	3,000	3,114
Public Storage 2.37% 2022	10,725	10,696
Public Storage 3.094% 2027	9,180	9,159
Scentre Group 2.375% 20193	810	814
Scentre Group 2.375% 20213	11,410	11,300
Scentre Group 3.25% 20253	10,655	10,545
Scentre Group 3.50% 20253	5,750	5,788
Scentre Group 3.75% 20273	5,500	5,583
Select Income REIT 4.15% 2022	8,710	8,856
Simon Property Group, LP 2.35% 2022	5,450	5,442
UDR, Inc. 3.70% 2020	1,430	1,478
WEA Finance LLC 2.70% 20193	9,025	9,108

The Bond Fund of America — Page 18 of 45

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Real estate (continued)	Principal?amount (000)	Value (000)
WEA Finance LLC 3.25% 20203	$34,845	$35,600
WEA Finance LLC 3.75% 20243	2,380	2,429
Westfield Corp. Ltd. 3.15% 20223	13,000	13,160
		427,502
Industrials 0.85%
3M Co. 2.25% 2023	27,359	27,361
3M Co. 3.625% 2047	3,000	2,979
ABB Finance (USA) Inc. 2.875% 2022	1,000	1,020
Airbus Group SE 2.70% 20233	885	894
Allison Transmission Holdings, Inc. 4.75% 20273	2,935	2,961
Caterpillar Financial Services Corp. 1.90% 2019	10,000	10,026
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20195	762	767
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 20195	40	41
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20205	3,877	4,019
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 20205	171	175
Continental Airlines, Inc., Series 1999-2, Class A1, 7.256% 20215	95	101
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 20225	1,909	2,033
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 20225	4,850	5,244
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 20225	4,279	4,702
Corporate Risk Holdings LLC 9.50% 20193	3,315	3,530
Corporate Risk Holdings LLC 13.50% 2020 (100% PIK)3,4,8	1,037	1,109
Delta Air Lines, Inc., Series 2002-1, Class G1, MBIA insured, 6.718% 20245	1,072	1,207
ENA Norte Trust 4.95% 20283,5	2,657	2,776
ERAC USA Finance Co. 2.70% 20233	10,650	10,444
ERAC USA Finance Co. 4.20% 20463	4,560	4,374
Euramax International, Inc. 12.00% 20203	2,075	2,267
FedEx Corp. 3.25% 2026	16,100	16,336
FedEx Corp. 4.75% 2045	1,080	1,180
FedEx Corp. 4.40% 2047	5,035	5,252
Fortive Corp. 2.35% 2021	3,550	3,541
General Electric Capital Corp. 2.342% 2020	16,841	17,008
General Electric Capital Corp., Series A, 6.00% 2019	3,007	3,239
General Electric Corp. 5.25% 2017	4,377	4,408
Hardwoods Acquisition Inc 7.50% 20213	5,780	5,375
Honeywell International Inc. 1.85% 2021	20,575	20,333
Lima Metro Line Finance Ltd. 5.875% 20343,5	3,167	3,500
Lockheed Martin Corp. 1.85% 2018	1,100	1,101
Lockheed Martin Corp. 2.50% 2020	2,705	2,747
Lockheed Martin Corp. 4.50% 2036	715	784
Lockheed Martin Corp. 4.70% 2046	3,935	4,417
Mexican Government 5.50% 20473	2,200	2,238
Multi-Color Corp. 4.875% 20253	2,395	2,431
Red de Carreteras de Occidente 9.00% 20285	MXN61,570	3,280
Republic Services, Inc. 3.55% 2022	$500	522
Rockwell Collins, Inc. 2.80% 2022	8,510	8,607
Rockwell Collins, Inc. 3.20% 2024	9,105	9,277
Roper Technologies, Inc. 2.80% 2021	860	868
Roper Technologies, Inc. 3.80% 2026	2,080	2,144
Siemens AG 1.70% 20213	13,500	13,266
Siemens AG 2.70% 20223	29,620	30,019
Siemens AG 2.90% 20223	5,000	5,114
Siemens AG 2.35% 20263	9,595	9,084
Siemens AG 4.40% 20453	2,000	2,181

The Bond Fund of America — Page 19 of 45

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal?amount (000)	Value (000)
Union Pacific Corp. 5.75% 2017	$12,250	$12,310
United Technologies Corp. 2.30% 2022	15,000	14,911
United Technologies Corp. 3.125% 2027	12,000	11,963
		305,466
Materials 0.71%
Agrium Inc. 4.125% 2035	4,945	5,037
Air Liquide SA 2.50% 20263	7,400	7,069
Anglo American Capital PLC 3.625% 20243	11,500	11,481
Anglo American Capital PLC 4.00% 20273	8,710	8,619
ArcelorMittal 7.25% 2041	4,095	4,868
BHP Billiton Finance Ltd. 6.25% 20753	7,995	8,798
CF Industries, Inc. 3.45% 2023	580	574
CF Industries, Inc. 4.95% 2043	680	632
CF Industries, Inc. 5.375% 2044	4,212	4,038
CRH America, Inc. 3.875% 20253	5,100	5,336
CRH America, Inc. 5.125% 20453	2,000	2,296
Dow Chemical Co. 4.125% 2021	2,500	2,651
Dow Chemical Co. 4.625% 2044	1,100	1,176
Ecolab Inc. 3.25% 2023	2,260	2,330
Ecolab Inc. 2.70% 2026	2,355	2,266
First Quantum Minerals Ltd. 7.25% 20223	5,000	5,169
First Quantum Minerals Ltd. 7.50% 20253	3,000	3,079
Georgia-Pacific Corp. 5.40% 20203	2,000	2,193
Hexion Inc. 6.625% 2020	3,000	2,700
Hexion Inc. 10.375% 20223	2,000	1,930
Holcim Ltd. 5.15% 20233	3,315	3,680
International Paper Co. 3.65% 2024	8,900	9,255
LYB International Finance BV 3.50% 2027	12,415	12,368
LYB International Finance BV 4.875% 2044	400	437
LyondellBasell Industries NV 6.00% 2021	900	1,016
Olin Corp. 5.125% 2027	1,975	2,069
Packaging Corp. of America 4.50% 2023	1,585	1,718
Praxair, Inc. 2.25% 2020	8,339	8,384
Praxair, Inc. 3.00% 2021	2,500	2,566
Rio Tinto Finance PLC 3.75% 2025	9,020	9,527
Rio Tinto PLC 4.125% 2042	725	757
Sherwin-Williams Co. 2.75% 2022	6,735	6,786
Sherwin-Williams Co. 3.125% 2024	4,545	4,573
Sherwin-Williams Co. 3.45% 2027	23,385	23,531
Sherwin-Williams Co. 4.50% 2047	8,340	8,759
Steel Dynamics, Inc. 4.125% 20253	6,125	6,190
Tronox Ltd. 5.75% 20253	4,160	4,274
Vale Overseas Ltd. 5.875% 2021	34,780	38,388
Vale Overseas Ltd. 4.375% 2022	5,020	5,246
Vale Overseas Ltd. 6.25% 2026	7,365	8,396
Vale Overseas Ltd. 6.875% 2036	9,200	10,580
Vale Overseas Ltd. 6.875% 2039	3,150	3,616
Yara International ASA 7.875% 20193	2,175	2,362
		256,720

The Bond Fund of America — Page 20 of 45

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Municipals 0.00%	Principal?amount (000)	Value (000)
National Grid Plc 3.15% 20273	$1,105	$1,106
Total corporate bonds & notes		11,056,934
Mortgage-backed obligations 20.22% Federal agency mortgage-backed obligations 18.17%
Fannie Mae 2.986% 20175	457	457
Fannie Mae 11.00% 20205	9	10
Fannie Mae 5.00% 20235	807	854
Fannie Mae 5.50% 20235	4,276	4,541
Fannie Mae 6.00% 20235	129	138
Fannie Mae 4.50% 20245	2,808	2,973
Fannie Mae 4.50% 20255	3,062	3,223
Fannie Mae 4.50% 20255	1,914	1,981
Fannie Mae 4.50% 20255	1,569	1,656
Fannie Mae 6.00% 20265	2,354	2,650
Fannie Mae 5.50% 20275	1,085	1,201
Fannie Mae 6.00% 20285	346	389
Fannie Mae 3.00% 20325	49,165	50,551
Fannie Mae 3.00% 20325	43,313	44,534
Fannie Mae 6.50% 20325	54	54
Fannie Mae 3.00% 20355	23,582	24,104
Fannie Mae 3.50% 20355	2,919	3,051
Fannie Mae 3.00% 20365	28,096	28,632
Fannie Mae 3.00% 20365	3,286	3,349
Fannie Mae 4.00% 20365	17,851	18,988
Fannie Mae 4.00% 20365	7,856	8,357
Fannie Mae 4.00% 20365	6,318	6,721
Fannie Mae 4.00% 20365	5,251	5,586
Fannie Mae 4.00% 20365	3,331	3,543
Fannie Mae 4.00% 20365	3,330	3,542
Fannie Mae 4.00% 20365	3,305	3,516
Fannie Mae 4.00% 20365	1,520	1,617
Fannie Mae 7.00% 20365	135	150
Fannie Mae 7.50% 20365	346	383
Fannie Mae 8.00% 20365	188	210
Fannie Mae 3.00% 20375	63,142	64,242
Fannie Mae 3.00% 20375	36,164	36,854
Fannie Mae 3.50% 20375	16,859	17,552
Fannie Mae 6.00% 20375	518	561
Fannie Mae 6.00% 20375	208	218
Fannie Mae 6.50% 20375	1,074	1,214
Fannie Mae 6.50% 20375	589	654
Fannie Mae 6.50% 20375	554	618
Fannie Mae 7.00% 20375	394	446
Fannie Mae 7.00% 20375	336	367
Fannie Mae 7.00% 20375	165	176
Fannie Mae 7.00% 20375	113	126
Fannie Mae 7.00% 20375	95	106
Fannie Mae 7.00% 20375	63	69
Fannie Mae 7.50% 20375	122	128
Fannie Mae 7.50% 20375	112	123
Fannie Mae 7.50% 20375	78	90
Fannie Mae 7.50% 20375	71	79
Fannie Mae 7.50% 20375	63	64

The Bond Fund of America — Page 21 of 45

unaudited

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal?amount (000)	Value (000)
Fannie Mae 7.50% 20375	$26	$28
Fannie Mae 5.50% 20385	17	20
Fannie Mae 6.00% 20385	518	589
Fannie Mae 6.50% 20385	28,287	32,590
Fannie Mae 4.50% 20395	9,626	10,373
Fannie Mae 5.00% 20395	8,088	8,977
Fannie Mae 5.50% 20395	6,370	7,062
Fannie Mae 4.00% 20405	6,927	7,328
Fannie Mae 4.00% 20405	6,620	7,004
Fannie Mae 4.00% 20405	4,797	5,074
Fannie Mae 4.00% 20405	1,268	1,341
Fannie Mae 4.00% 20405	1,175	1,254
Fannie Mae 4.00% 20405	375	397
Fannie Mae 4.50% 20405	2,021	2,187
Fannie Mae 5.00% 20405	803	891
Fannie Mae 5.50% 20405	2,941	3,260
Fannie Mae 4.00% 20415	2,470	2,615
Fannie Mae 4.00% 20415	1,880	2,006
Fannie Mae 4.00% 20415	1,637	1,731
Fannie Mae 4.00% 20415	1,122	1,197
Fannie Mae 4.00% 20415	946	1,009
Fannie Mae 4.00% 20415	567	607
Fannie Mae 4.50% 20415	2,194	2,375
Fannie Mae 5.00% 20415	6,245	6,827
Fannie Mae 5.00% 20415	3,558	3,965
Fannie Mae 5.00% 20415	2,451	2,732
Fannie Mae 5.00% 20415	1,855	2,073
Fannie Mae 5.00% 20415	1,366	1,527
Fannie Mae 4.00% 20425	10,704	11,319
Fannie Mae 4.00% 20425	10,612	11,307
Fannie Mae 4.00% 20425	9,158	9,770
Fannie Mae 4.00% 20425	3,105	3,313
Fannie Mae 4.00% 20425	819	866
Fannie Mae 4.00% 20435	27,268	28,834
Fannie Mae 4.00% 20435	8,585	9,139
Fannie Mae 4.00% 20435	5,808	6,130
Fannie Mae 3.50% 20445	43,653	45,179
Fannie Mae 3.50% 20455	15,210	15,737
Fannie Mae 4.00% 20455	70,778	74,547
Fannie Mae 4.00% 20455	61,810	65,833
Fannie Mae 4.00% 20455	16,571	17,596
Fannie Mae 4.00% 20455	10,136	10,796
Fannie Mae 3.00% 20465	5,334	5,354
Fannie Mae 3.00% 20465	138	138
Fannie Mae 3.50% 20465	48,679	50,375
Fannie Mae 3.50% 20465	31,179	32,265
Fannie Mae 3.50% 20465	14,991	15,513
Fannie Mae 3.50% 20465	8,959	9,271
Fannie Mae 3.50% 20465	1,093	1,130
Fannie Mae 4.00% 20465	6,278	6,665
Fannie Mae 4.50% 20465	3,153	3,386
Fannie Mae 4.50% 20465	1,782	1,865
Fannie Mae 4.50% 20465	1,482	1,554
Fannie Mae 4.50% 20465	1,222	1,312

The Bond Fund of America — Page 22 of 45

unaudited

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal?amount (000)	Value (000)
Fannie Mae 4.50% 20465	$1,142	$1,226
Fannie Mae 4.50% 20465	855	922
Fannie Mae 4.50% 20465	789	847
Fannie Mae 3.00% 20475,10	41,000	41,115
Fannie Mae 3.50% 20475,10	167,500	172,623
Fannie Mae 3.50% 20475,10	152,300	156,676
Fannie Mae 4.00% 20475,10	207,850	218,454
Fannie Mae 4.00% 20475,10	171,340	180,349
Fannie Mae 4.00% 20475	145,872	153,672
Fannie Mae 4.00% 20475	145,451	153,229
Fannie Mae 4.00% 20475	137,085	144,415
Fannie Mae 4.00% 20475	110,707	118,021
Fannie Mae 4.00% 20475	98,671	103,927
Fannie Mae 4.00% 20475	90,000	94,813
Fannie Mae 4.00% 20475	44,197	46,560
Fannie Mae 4.00% 20475	14,782	15,573
Fannie Mae 4.00% 20475	11,044	11,635
Fannie Mae 4.00% 20475	10,373	10,928
Fannie Mae 4.00% 20475	10,000	10,535
Fannie Mae 4.00% 20475	5,337	5,623
Fannie Mae 4.50% 20475,10	472,790	507,381
Fannie Mae 4.50% 20475,10	111,010	119,004
Fannie Mae 4.50% 20475	79,305	85,160
Fannie Mae 4.50% 20475	48,979	52,595
Fannie Mae 4.50% 20475	15,386	16,522
Fannie Mae 4.50% 20475	5,523	5,787
Fannie Mae 7.00% 20475	50	56
Fannie Mae 7.00% 20475	13	14
Fannie Mae, Series 2001-4, Class GA, 9.286% 20255,6	27	29
Fannie Mae, Series 2001-4, Class NA, 9.453% 20255,6	17	19
Fannie Mae, Series 1998-W5, Class B3, 6.50% 20285	678	673
Fannie Mae, Series 2002-W7, Class A5, 7.50% 20295	129	154
Fannie Mae, Series 2001-25, Class ZA, 6.50% 20315	1,219	1,322
Fannie Mae, Series 2001-20, Class E, 9.589% 20315,6	5	5
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 20365	1,200	1,069
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 20365	1,147	999
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 20365	370	331
Fannie Mae, Series 2001-T10, Class A1, 7.00% 20415	1,905	2,240
Fannie Mae, Series 2001-50, Class BA, 7.00% 20415	415	475
Fannie Mae, Series 2002-W3, Class A5, 7.50% 20415	1,062	1,250
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 20425,6	1,430	1,616
Freddie Mac 5.00% 20235	720	764
Freddie Mac 5.00% 20235	27	28
Freddie Mac 5.00% 20235	4	4
Freddie Mac 5.00% 20245	1,646	1,760
Freddie Mac 4.50% 20305	936	1,007
Freddie Mac 3.00% 20355	2,477	2,529
Freddie Mac 3.00% 20355	2,042	2,086
Freddie Mac 4.00% 20365	40,938	43,667
Freddie Mac 4.00% 20365	9,110	9,717
Freddie Mac 4.00% 20365	3,005	3,199
Freddie Mac 4.00% 20365	2,760	2,937
Freddie Mac 3.00% 20375	1,728	1,749
Freddie Mac 3.50% 20375	58,237	60,666

The Bond Fund of America — Page 23 of 45

unaudited

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal?amount (000)	Value (000)
Freddie Mac 3.50% 20375	$40,537	$42,227
Freddie Mac 3.50% 20375	18,101	18,845
Freddie Mac 3.50% 20375	9,258	9,623
Freddie Mac 3.50% 20375	2,827	2,945
Freddie Mac 4.50% 20375	3,966	4,270
Freddie Mac 5.50% 20375	1,336	1,480
Freddie Mac 5.50% 20375	37	41
Freddie Mac 5.50% 20375	8	9
Freddie Mac 7.00% 20375	151	161
Freddie Mac 7.50% 20375	316	350
Freddie Mac 5.50% 20385	1,120	1,247
Freddie Mac 5.50% 20385	444	494
Freddie Mac 5.50% 20385	188	209
Freddie Mac 5.50% 20385	120	134
Freddie Mac 4.50% 20395	1,034	1,112
Freddie Mac 5.00% 20395	7,750	8,509
Freddie Mac 5.50% 20395	8,702	9,604
Freddie Mac 5.50% 20395	2,657	2,961
Freddie Mac 4.50% 20405	18,665	20,088
Freddie Mac 5.50% 20405	5	5
Freddie Mac 4.50% 20415	8,096	8,714
Freddie Mac 4.50% 20415	1,978	2,129
Freddie Mac 4.50% 20415	1,071	1,153
Freddie Mac 4.50% 20415	358	385
Freddie Mac 5.00% 20415	6,151	6,752
Freddie Mac 5.00% 20415	2,413	2,633
Freddie Mac 5.50% 20415	3,913	4,359
Freddie Mac 4.00% 20425	8,055	8,558
Freddie Mac 4.00% 20435	14,629	15,584
Freddie Mac 4.00% 20455	37,046	39,461
Freddie Mac 3.50% 20465	34,786	36,050
Freddie Mac 3.50% 20465	33,312	34,465
Freddie Mac 3.50% 20465	28,467	29,502
Freddie Mac 3.50% 20465	14,348	14,811
Freddie Mac 3.50% 20465	3,687	3,815
Freddie Mac 3.50% 20465	2,948	3,050
Freddie Mac 3.50% 20465	2,796	2,893
Freddie Mac 3.50% 20465	1,973	2,041
Freddie Mac 3.50% 20465	1,654	1,711
Freddie Mac 3.50% 20465	986	1,008
Freddie Mac 4.00% 20465	26,252	27,654
Freddie Mac 4.00% 20465	1,045	1,114
Freddie Mac 4.50% 20465	2,189	2,348
Freddie Mac 4.50% 20465	1,079	1,179
Freddie Mac 4.50% 20465	1,065	1,158
Freddie Mac 4.50% 20465	985	1,071
Freddie Mac 4.50% 20465	862	934
Freddie Mac 3.50% 20475	71,838	74,156
Freddie Mac 3.50% 20475	64,980	67,077
Freddie Mac 3.50% 20475,10	48,100	49,601
Freddie Mac 4.00% 20475	282,439	297,523
Freddie Mac 4.00% 20475	183,885	193,706
Freddie Mac 4.00% 20475	144,764	152,495
Freddie Mac 4.00% 20475,10	130,450	137,319

The Bond Fund of America — Page 24 of 45

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal?amount (000)	Value (000)
Freddie Mac 4.00% 20475,10	$110,084	$115,698
Freddie Mac 4.00% 20475	52,293	55,094
Freddie Mac 4.00% 20475	49,383	52,471
Freddie Mac 4.00% 20475	35,033	36,990
Freddie Mac 4.00% 20475	34,771	36,628
Freddie Mac 4.00% 20475	7,290	7,683
Freddie Mac 4.00% 20475	982	1,052
Freddie Mac 4.50% 20475	161,236	172,907
Freddie Mac 4.50% 20475	23,818	25,656
Freddie Mac 4.50% 20475,10	14,000	15,008
Freddie Mac 4.50% 20475	11,254	12,068
Freddie Mac 4.50% 20475	6,262	6,716
Freddie Mac 4.50% 20475	5,205	5,581
Freddie Mac 6.50% 20475	199	221
Freddie Mac Pool #760014 2.974% 20455,6	16,624	17,159
Freddie Mac, Series 2890, Class KT, 4.50% 20195	308	311
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 20235	3,435	3,469
Freddie Mac, Series 2626, Class NG, 3.50% 20235	7	7
Freddie Mac, Series 2122, Class QM, 6.25% 20295	741	808
Freddie Mac, Series 3136, Class OP, principal only, 0% 20365	794	711
Freddie Mac, Series 3147, Class OD, principal only, 0% 20365	761	671
Freddie Mac, Series 3149, Class MO, principal only, 0% 20365	695	654
Freddie Mac, Series 3149, Class AO, principal only, 0% 20365	585	530
Freddie Mac, Series 3156, Class PO, principal only, 0% 20365	14	12
Freddie Mac, Series 3257, Class PA, 5.50% 20365	7,767	8,769
Freddie Mac, Series 3286, Class JN, 5.50% 20375	5,641	6,084
Freddie Mac, Series 3318, Class JT, 5.50% 20375	3,175	3,425
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.00% 20565	70,165	70,360
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 2.00% 20565	56,684	57,190
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 20565	64,012	64,983
Government National Mortgage Assn. 10.00% 20215	16	17
Government National Mortgage Assn. 2.50% 20285	2,602	2,636
Government National Mortgage Assn. 5.00% 20355	675	731
Government National Mortgage Assn. 6.00% 20385	5,639	6,386
Government National Mortgage Assn. 6.50% 20385	210	239
Government National Mortgage Assn. 5.00% 20395	1,013	1,089
Government National Mortgage Assn. 4.50% 20405	1,863	2,004
Government National Mortgage Assn. 5.50% 20405	5,274	5,905
Government National Mortgage Assn. 3.50% 20415	24	25
Government National Mortgage Assn. 4.00% 20415	210	223
Government National Mortgage Assn. 4.50% 20415	11,146	11,929
Government National Mortgage Assn. 4.50% 20415	1,100	1,175
Government National Mortgage Assn. 4.50% 20415	811	867
Government National Mortgage Assn. 4.50% 20415	515	551
Government National Mortgage Assn. 5.00% 20415	5,822	6,250
Government National Mortgage Assn. 3.50% 20425	688	707
Government National Mortgage Assn. 3.50% 20435	2,519	2,621
Government National Mortgage Assn. 4.50% 20435	565	603
Government National Mortgage Assn. 4.00% 20455	385	408
Government National Mortgage Assn. 4.50% 20455	33,765	36,111
Government National Mortgage Assn. 4.50% 20455	23,514	25,113
Government National Mortgage Assn. 4.50% 20455	3,428	3,661
Government National Mortgage Assn. 4.50% 20455	2,852	3,045
Government National Mortgage Assn. 4.50% 20455	1,950	2,083

The Bond Fund of America — Page 25 of 45

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal?amount (000)	Value (000)
Government National Mortgage Assn. 4.50% 20455	$1,595	$1,703
Government National Mortgage Assn. 3.00% 20475	42,157	42,785
Government National Mortgage Assn. 3.00% 20475	14,809	15,030
Government National Mortgage Assn. 4.00% 20475,10	194,850	205,179
Government National Mortgage Assn. 4.00% 20475	108,714	114,931
Government National Mortgage Assn. 4.00% 20475	107,286	113,441
Government National Mortgage Assn. 4.00% 20475	94,714	100,078
Government National Mortgage Assn. 4.00% 20475	53,696	56,827
Government National Mortgage Assn. 4.00% 20475,10	47,800	50,291
Government National Mortgage Assn. 4.00% 20475	9,898	10,443
Government National Mortgage Assn. 4.50% 20475,10	50,000	53,303
Government National Mortgage Assn. 4.50% 20475,10	48,125	51,226
Government National Mortgage Assn. 4.50% 20475	11,907	12,716
Government National Mortgage Assn. 5.637% 20595	7	7
Government National Mortgage Assn. 4.795% 20615	199	203
Government National Mortgage Assn. 4.809% 20615	225	230
Government National Mortgage Assn. 4.822% 20615	1,074	1,088
Government National Mortgage Assn. 4.889% 20615	569	579
Government National Mortgage Assn. 5.081% 20615	847	873
Government National Mortgage Assn. 4.666% 20635	553	565
Government National Mortgage Assn. 4.774% 20645	763	779
Government National Mortgage Assn. 5.20% 20645	41	42
Government National Mortgage Assn. 6.64% 20645	24	25
Government National Mortgage Assn. 4.975% 20655	606	624
National Credit Union Administration, Series 2010-R2, Class 1A, (1-month USD-LIBOR + 0.37%) 1.604% 20175,6	591	591
National Credit Union Administration, Series 2011-R3, Class 1A, (1-month USD-LIBOR + 0.40%) 1.636% 20205,6	683	683
National Credit Union Administration, Series 2011-R1, Class 1A, (1-month USD-LIBOR + 0.45%) 1.681% 20205,6	901	904
Seasoned Credit Risk Transfer, Series 2017-1, Class MA, 3.00% 20565	6,721	6,780
		6,560,782
Collateralized mortgage-backed (privately originated) 1.40%
Connecticut Avenue Securities, Series 2013-C01, Class M1, (1-month USD-LIBOR + 2.00%) 3.237% 20233,5,6	559	564
Connecticut Avenue Securities, Series 2014-C02, Class 1M1, (1-month USD-LIBOR + 0.95%) 2.187% 20245,6	171	172
Connecticut Avenue Securities, Series 2014-C03, Class 1M1, (1-month USD-LIBOR + 1.20%) 2.437% 20245,6	51	51
Connecticut Avenue Securities, Series 2014-C03, Class 2M1, (1-month USD-LIBOR + 1.20%) 2.437% 20245,6	25	25
Connecticut Avenue Securities, Series 2014-C01, Class M1, (1-month USD-LIBOR + 1.60%) 2.837% 20243,5,6	554	559
Connecticut Avenue Securities, Series 2015-C04, Class 2M1, (1-month USD-LIBOR + 1.70%) 2.937% 20285,6	58	58
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 20325	121	135
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 20325	17	18
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 20335	1,004	1,081
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 20335	15	16
Freddie Mac, Series 2013-DN2, Class M1, (1-month USD-LIBOR + 1.45%) 2.687% 20235,6	732	733
Freddie Mac, Series 2013-DN1, Class M1, (1-month USD-LIBOR + 3.40%) 4.637% 20235,6	1,327	1,342
Freddie Mac, Series 2014-HQ2, Class M1, (1-month USD-LIBOR + 1.45%) 2.687% 20245,6	347	347
Freddie Mac, Series 2014-DN2, Class M2, (1-month USD-LIBOR + 1.65%) 2.887% 20245,6	1,963	1,989

The Bond Fund of America — Page 26 of 45

unaudited

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Collateralized mortgage-backed (privately originated) (continued)	Principal?amount (000)	Value (000)
Freddie Mac, Series 2014-HQ2, Class M2, (1-month USD-LIBOR + 2.20%) 3.437% 20245,6	$17,865	$18,454
Freddie Mac, Series 2014-HQ1, Class M2, (1-month USD-LIBOR + 2.50%) 3.737% 20245,6	3,856	3,889
Freddie Mac, Series 2015-HQ2, Class M1, (1-month USD-LIBOR + 1.10%) 2.337% 20255,6	120	120
Freddie Mac, Series 2015-HQ2, Class M2, (1-month USD-LIBOR + 1.95%) 3.187% 20255,6	7,950	8,093
Freddie Mac, Series 2015-DN1, Class M2, (1-month USD-LIBOR + 2.40%) 3.637% 20255,6	1,514	1,516
Mill City Mortgage Trust, Series 2015-2, Class A1, 3.00% 20573,5,6	332	334
Mill City Mortgage Trust, Series 2017-1, Class A1, 2.75% 20583,5,6	25,984	26,191
Mortgage Repurchase Agreement Financing Trust, Series 2017-1, Class A1, (1-month USD-LIBOR + 0.85%) 2.085% 20193,5,6	80,410	80,435
Mortgage Repurchase Agreement Financing Trust, Series 2016-5, Class A1, (1-month USD-LIBOR + 1.17%) 2.405% 20193,5,6	10,000	10,025
Nationstar HECM Loan Trust, Series 2016-3A, Class A, 2.013% 20263,4,5	8,043	8,146
Nationstar HECM Loan Trust, Series 2016-2A, Class A, 2.2394% 20263,4,5,6	1,110	1,120
Nationstar HECM Loan Trust, Series 2017-1A, Class A, 1.968% 20273,4,5	14,565	14,568
Nationstar HECM Loan Trust, Series 2017-2A, Class A1, 2.0383% 20273,4,5	21,945	21,945
Nationstar HECM Loan Trust, Series 2017-2A, Class M1, 2.8154% 20273,4,5	3,355	3,355
Nationstar HECM Loan Trust, Series 2017-1A, Class M1, 2.9419% 20273,4,5	1,265	1,269
Station Place Securitization Trust, Series 2017-1, Class A, (1-month USD-LIBOR + 0.90%) 2.137% 20493,5,6	2,918	2,919
TBW Mortgage-backed Trust, Series 2007-2, Class A4B, (1-month USD-LIBOR + 0.42%) 1.657% 20375,6	11,107	9,634
Towd Point Mortgage Trust, Series 2016-4, Class A1, 2.25% 20563,5,6	30,609	30,486
Towd Point Mortgage Trust, Series 2016-3, Class A1, 2.25% 20563,5,6	13,126	13,092
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 20563,5,6	128,081	129,060
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 20573,5,6	108,830	109,584
Towd Point Mortgage Trust, Series 2015-2, Class 2A11, 3.00% 20573,5,6	4,577	4,632
		505,957
Other mortgage-backed securities 0.34%
Credit Mutuel-CIC Home Loan SFH 1.50% 20173,5	4,400	4,406
Fannie Mae, Series 2017-M3, Class A2, multifamily 2.569% 20265,6	10	10
Fannie Mae, Series 2017-M7, Class A2, multifamily 2.961% 20275,6	4,047	4,089
Freddie Mac, Series KF02, Class A2, multifamily (1-month USD-LIBOR + 0.55%) 1.782% 20205,6	7,761	7,767
Freddie Mac, Series KF02, Class A3, multifamily (1-month USD-LIBOR + 0.63%) 1.862% 20205,6	3,642	3,645
Freddie Mac, Series K036, Class A2, multifamily 3.527% 20235,6	24,490	25,973
Freddie Mac, Series K043, Class A2, multifamily 3.062% 20245	13,500	13,928
Freddie Mac, Series K050, Class A2, multifamily 3.334% 20255,6	7,000	7,332
Freddie Mac, Series K057, Class A2, multifamily 2.57% 20265	9,000	8,883
Freddie Mac, Series K066, Class A2, multifamily 3.117% 20275	6,340	6,488
Freddie Mac, Series K067, Class A2, multifamily 3.194% 20275	6,730	6,924
Freddie Mac, Series K064, Class A2, multifamily 3.224% 20275	5,705	5,893
Freddie Mac, Series K726, Class A2, multifamily 2.905% 20495	15,000	15,348
Freddie Mac, Series K063, Class A2, multifamily 3.43% 20505	6,125	6,429
Westpac Banking Corp. 1.25% 20173,5	4,425	4,424
		121,539
Commercial mortgage-backed securities 0.31%
Aventura Mall Trust, Series A, 3.867% 20323,5,6	8,000	8,331
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A4, 6.509% 20515,6	1,294	1,301
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class AM, 6.084% 20505,6	5,730	5,740
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class AM, 6.427% 20495,6	7,468	7,505
Commercial Mortgage Trust, Series 2005-LP5, Class E, 4.647% 20433,5,6	156	156
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 20343,5	28,025	28,679
DBUBS Mortgage Trust, Series 2011-LC2A, Class A1, 4.537% 20443,5	10,000	10,656
GS Mortgage Securities Corp. II, Series 2010-C2, Class A2, 5.162% 20433,5,6	4,000	4,315
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-C1, Class A4, 5.716% 20515	1,640	1,639

The Bond Fund of America — Page 27 of 45

unaudited

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal?amount (000)	Value (000)
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20263,5	$13,727	$14,368
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM, 6.114% 20405,6	9,049	9,046
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM, 6.303% 20455,6	6,757	6,768
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 20293,5	6,885	7,113
Morgan Stanley Capital I Trust, Series 2011-C2, Class A4, 4.661% 20443,5	4,950	5,302
Morgan Stanley Capital I Trust, Series 2011-C1, Class A4, 5.033% 20473,5,6	1,485	1,595
		112,514
Total mortgage-backed obligations		7,300,792
Asset-backed obligations 8.06%
Aesop Funding LLC, Series 2012-3A, Class A, 2.10% 20193,5	1,000	1,001
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 20213,5	14,075	14,115
Aesop Funding LLC, Series 2015-2A, Class A, 2.63% 20213,5	9,175	9,182
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 20205	72,450	72,459
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A3, 1.26% 20195	1,291	1,290
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A3, 1.27% 20195	147	147
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class A2A, 1.37% 20195	9,872	9,868
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class A2A, 1.51% 20205	13,013	13,006
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class A2A, 1.65% 20205	5,965	5,964
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class C, 2.87% 20215	645	653
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class C, 2.24% 20225	5,000	4,984
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class C, 2.71% 20225	6,030	6,052
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 20225	4,645	4,704
Angel Oak Capital Advisors, LLC, Series 2013-9A, Class A1R, CLO, (3-month USD-LIBOR + 1.01%) 2.317% 20253,5,6	17,805	17,807
Avant Loans Funding Trust, Series 2016-C, Class B, 4.92% 20203,5	6,813	6,892
Avant Loans Funding Trust, Series 2017-A, Class A, 2.41% 20213,5	3,669	3,676
BA Credit Card Trust, Series 2015-A2, Class A, 1.36% 20205	87,805	87,769
Bank of the West Auto Trust, Series 2014-1, Class A3, 1.09% 20193,5	58	58
BlueMountain CLO Ltd., Series 2013-4A, Class AR, (3-month USD-LIBOR + 1.01%) 2.314% 20253,5,6	33,385	33,403
BlueMountain CLO Ltd., Series 2014-2A, Class AR, CLO, (3-month USD LIBOR + 0.93%) 2.237% 20263,5,6	37,720	37,877
BMW Vehicle Owner Trust 2016-A, Series 2016-A, Class A2A, 0.99% 20195	7,143	7,135
Cabela’s Master Credit Card Trust, Series 2016-1, Class A1, 1.78% 20225	10,580	10,565
Capital One Multi-asset Execution Trust, Series 2015-A1, Class A1, 1.39% 20215	255,414	255,376
Capital One Multi-asset Execution Trust, Series 2015-A5, Class A5, 1.60% 20215	66,062	66,109
CarMaxAuto Owner Trust, Series 2014-4, Class A3, 1.25% 20195	3,050	3,048
Chase Issuance Trust, Series 2014-A7, Class A, 1.38% 20195	5,835	5,835
Chase Issuance Trust, Series 2016-A6, Class A6, 1.10% 20205	495,714	495,324
Chase Issuance Trust, Series 2013-A1, Class A1, 1.30% 20205	44,325	44,307
Chase Issuance Trust, Series 2015-A5, Class A, 1.36% 20205	16,711	16,704
Chase Issuance Trust, Series 2015-A2, Class A, 1.59% 20205	268,400	268,626
Chase Issuance Trust, Series 2015-A7, Class A, 1.62% 20205	8,900	8,907
Chase Issuance Trust, Series 2013-A7, Class A, (1-month USD-LIBOR + 0.43%) 1.664% 20205,6	11,955	11,996
Chrysler Capital Auto Receivables Trust, Series 2015-AA, Class A3, 1.22% 20193,5	188	188
Chrysler Capital Auto Receivables Trust, Series 2014-AA, Class A4, 1.31% 20193,5	39	39
CIFC Funding Ltd., Series 2012-2A, Class A1R, CLO, (3-month USD-LIBOR + 1.35%) 2.668% 20243,5,6	17,732	17,752
CIFC Funding Ltd., Series 2014-3A, Class AR, (3-month USD-LIBOR + 0.95%) 2.263% 20263,5,6	17,505	17,530
Citi Held For Issuance, Series 2016-PM1, Class A, 4.65% 20253,5	2,128	2,143
Citibank Credit Card Issuance Trust, Series 2014-A8, Class A8, 1.73% 20205	8,984	8,995
Citibank Credit Card Issuance Trust, Series 2008-A2, Class A2, (1-month USD-LIBOR + 1.15%) 2.387% 20205,6	13,590	13,639
Citibank Credit Card Issuance Trust, Series 2008-A1, Class A1, 5.35% 20205	11,400	11,560
CLI Funding V LLC, Series 2013-1A, Class Note, 2.83% 20283,5	3,823	3,789

The Bond Fund of America — Page 28 of 45

unaudited

Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal?amount (000)	Value (000)
CLI Funding V LLC, Series 2013-2A, Class Note, 3.22% 20283,5	$1,054	$1,053
CLI Funding V LLC, Series 2014-2A, Class A, 3.38% 20293,5	6,991	6,992
Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M1, (1-month USD-LIBOR + 1.75%) 2.984% 20335,6	252	253
Consumer Loan Underlying Bond Credit, Series 2017-NP1, Class A, 2.39% 20233,5	4,090	4,093
CPS Auto Receivables Trust, Series 2015-A, Class A, 1.53% 20193,5	234	234
CPS Auto Receivables Trust, Series 2015-C, Class A, 1.77% 20193,5	306	306
CPS Auto Receivables Trust, Series 2016-B, Class A, 2.07% 20193,5	1,014	1,016
CPS Auto Receivables Trust, Series 2016-D, Class A, 1.50% 20203,5	9,059	9,043
CPS Auto Receivables Trust, Series 2017-A, Class A, 1.68% 20203,5	11,618	11,606
CPS Auto Receivables Trust, Series 2017-C, Class A, 1.78% 20203,5	9,567	9,564
CPS Auto Receivables Trust, Series 2016-A, Class C, 3.80% 20213,5	3,500	3,547
CPS Auto Receivables Trust, Series 2015-A, Class C, 4.00% 20213,5	2,395	2,441
CPS Auto Receivables Trust, Series 2017-B, Class C, 2.92% 20223,5	6,800	6,821
CWHEQ Revolving Home Equity Loan Trust, Series 2005-C, Class 2A, FSA insured, (1-month USD-LIBOR + 0.18%) 1.414% 20355,6	3,220	3,074
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD-LIBOR + 0.14%) 1.374% 20375,6	4,776	4,545
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD-LIBOR + 0.15%) 1.384% 20375,6	7,224	6,841
Discover Card Execution Note Trust, Series 2014-A5, Class A, 1.39% 20205	10,600	10,600
Discover Card Execution Note Trust, Series 2015-A1, Class A1, (1-month USD-LIBOR + 0.35%) 1.584% 20205,6	9,970	9,980
DRB Prime Student Loan Trust, Series 2015-D, Class A3, 2.50% 20363,5	1,856	1,858
Drive Auto Receivables Trust, Series 2017-BA, Class A2, 1.59% 20183,5	11,201	11,215
Drive Auto Receivables Trust, Series 2017-2, Class A2A, 1.63% 20195	19,725	19,729
Drive Auto Receivables Trust, Series 2017-1, Class A2A, 1.67% 20195	20,135	20,141
Drive Auto Receivables Trust, Series 2017-BA, Class C, 2.61% 20213,5	22,850	22,964
Drive Auto Receivables Trust, Series 2015-BA, Class C, 2.76% 20213,5	8,736	8,777
Drive Auto Receivables Trust, Series 2015-CA, Class C, 3.01% 20213,5	2,641	2,657
Drive Auto Receivables Trust, Series 2016-CA, Class C, 3.02% 20213,5	2,500	2,532
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 20213,5	4,473	4,501
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38% 20213,5	10,948	11,047
Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.91% 20213,5	18,000	18,228
Drive Auto Receivables Trust, Series 2017-1, Class C, 2.84% 20225	16,640	16,753
Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98% 20223,5	12,725	12,863
Drive Auto Receivables Trust, Series 2016-BA, Class C, 3.19% 20223,5	2,890	2,920
Drive Auto Receivables Trust, Series 2017-2, Class C, 2.75% 20235	5,250	5,245
Drivetime Auto Owner Trust, Series 2017-1A, Class A, 1.56% 20203,5	9,633	9,627
Drivetime Auto Owner Trust, Series 2017-2A, Class A, 1.72% 20203,5	12,368	12,371
Drivetime Auto Owner Trust, Series 2017-3A, Class A, 1.73% 20203,5	18,420	18,417
Drivetime Auto Owner Trust, Series 2017-1A, Class B, 2.26% 20213,5	4,350	4,348
Drivetime Auto Owner Trust, Series 2016-1A, Class C, 3.54% 20213,5	1,365	1,377
Drivetime Auto Owner Trust, Series 2017-1A, Class C, 2.70% 20223,5	6,875	6,879
Drivetime Auto Owner Trust, Series 2016-3A, Class C, 3.15% 20223,5	8,860	8,905
Drivetime Auto Owner Trust, Series 2016-2A, Class C, 3.67% 20223,5	3,735	3,771
Drivetime Auto Owner Trust, Series 2017-3A, Class C, 3.01% 20233,5	9,000	8,986
Dryden Senior Loan Fund, Series 2012-24RA, Class AR, CLO, (3-month USD-LIBOR + 1.29%) 2.605% 20233,5,6	9,278	9,285
Emerson Park CLO Ltd, Series 2013-1A, Class A1AR, CLO, (3-month USD-LIBOR + 0.98%) 2.284% 20253,5,6	22,055	22,056
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 20223,5	7,435	7,457
Exeter Automobile Receivables Trust, Series 2015-1A, Class C, 4.10% 20203,5	7,750	7,888
Exeter Automobile Receivables Trust, Series 2014-3A, Class C, 4.17% 20203,5	1,000	1,017
Exeter Automobile Receivables Trust, Series 2017-1A, Class A, 1.96% 20213,5	13,275	13,251
Exeter Automobile Receivables Trust, Series 2017-3A, Class A, 2.05% 20213,5	35,765	35,745
Exeter Automobile Receivables Trust, Series 2015-2A, Class C, 3.90% 20213,5	3,335	3,388

The Bond Fund of America — Page 29 of 45

unaudited

Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal?amount (000)	Value (000)
Exeter Automobile Receivables Trust, Series 2015-3A, Class C, 4.83% 20213,5	$1,000	$1,029
Exeter Automobile Receivables Trust, Series 2014-1A, Class D, 5.53% 20213,5	3,540	3,622
Exeter Automobile Receivables Trust, Series 2017-3A, Class B, 2.81% 20223,5	11,825	11,776
Fifth Third Auto Trust, Series 2014-3, Class A3, 0.96% 20195	584	584
Finn Square CLO Ltd., Series 2012-1A, Class A1R, CLO, (3-month USD-LIBOR + 1.21%) 2.538% 20233,5,6	16,079	16,134
First Investors Auto Owner Trust, Series 2017-1A, Class A1, 1.69% 20213,5	10,385	10,372
First Investors Auto Owner Trust, Series 2017-2, Class A1, 1.86% 20213,5	6,403	6,400
Ford Credit Auto Owner Trust, Series 2017-A, Class A2A, 1.33% 20195	94,303	94,229
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 20273,5	13,500	13,404
Ford Credit Auto Owner Trust, Series 2016-1, Class A, 2.31% 20273,5	20,400	20,504
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44% 20273,5	23,070	23,303
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 20283,5	28,535	28,845
Ford Credit Auto Owner Trust, Series 2017-2, Class A, 2.36% 20293,5	17,305	17,297
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class B, 1.75% 20215	4,621	4,590
Ford Credit Floorplan Master Owner Trust, Series 2015-2, Class A1, 1.98% 20225	10,890	10,896
Global SC Finance II SRL, Series 2017-1A, Class A, 3.85% 20373,5	7,230	7,334
GMF Floorplan Owner Revolving Trust, Series 2017-1, Class A1, 2.22% 20223,5	9,635	9,675
GMF Floorplan Owner Revolving Trust, Series 2017-1, Class B, 2.58% 20223,5	3,500	3,518
Henderson Receivables LLC, Series 2006-4A, Class A1, (1-month USD-LIBOR + 0.20%) 1.434% 20413,5,6	1,691	1,651
Henderson Receivables LLC, Series 2006-3A, Class A1, (1-month USD-LIBOR + 0.20%) 1.427% 20413,5,6	1,295	1,225
Hertz Fleet Lease Funding LP, Series 2014-1A, (1-month USD-LIBOR + 0.40%) 1.635% 20283,5,6	140	140
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A2, 1.83% 20193,5	28,500	28,401
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 20213,5	17,933	17,953
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2016-2A, Class A, 2.95% 20223,5	5,000	4,989
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2017-2A, Class A, 3.29% 20233,5	25,370	25,374
Home Equity Asset Trust, Series 2004-7, Class M1, (1-month USD-LIBOR + 0.62%) 2.167% 20355,6	3,851	3,865
Honda Auto Receivables Owner Trust, Series 2014-3, Class A4, 1.31% 20205	48,503	48,499
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A1, FSA insured, (1-month USD-LIBOR + 0.16%) 1.397% 20375,6	3,683	3,511
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A3, 4.35% 20405	229	232
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A4, 5.27% 20405	117	120
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A5, 5.873% 20405	385	395
Madison Park Funding Ltd., CLO, Series 2014-13A, Class AR, (3-month USD-LIBOR + 1.11%) 2.416% 20253,5,6	23,200	23,323
Onemain Financial Issuance Trust, Series 2015-2-A, Class A, 2.57% 20253,5	2,420	2,428
Palmer Square Ltd., Series 2013-1, Class A1R, (3-month USD-LIBOR + 0.97%) 2.279% 20253,5,6	13,725	13,742
RAMP Trust, Series 2004-RS10, Class AI6, 4.55% 20345	23	23
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA3, Class A, FSA insured, (1-month USD-LIBOR + 0.13%) 1.367% 20365,6	566	536
Santander Drive Auto Receivables Trust, Series 2017-2, Class A2, 1.60% 20205	30,000	29,998
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 20205	1,216	1,218
Santander Drive Auto Receivables Trust, Series 2014-5, Class C, 2.46% 20205	11,099	11,143
Santander Drive Auto Receivables Trust, Series 2016-1, Class B, 2.47% 20205	4,000	4,018
Santander Drive Auto Receivables Trust, Series 2013-4, Class C, 3.25% 20205	79	79
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 20215	11,170	11,226
Santander Drive Auto Receivables Trust, Series 2015-1, Class C, 2.57% 20215	1,150	1,156
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 20215	4,980	5,023
Santander Drive Auto Receivables Trust, Series 2015-5, Class C, 2.74% 20215	12,100	12,195
Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97% 20215	4,750	4,805
Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.46% 20225	1,200	1,207
Santander Drive Auto Receivables Trust, Series 2017-1, Class C, 2.58% 20225	14,545	14,587
Santander Drive Auto Receivables Trust, Series 2017-3, Class C, 2.76% 20225	5,820	5,830
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 20225	7,310	7,395
SLM Private Credit Student Loan Trust, Series 2008-2, Class A3, (3-month USD-LIBOR + 0.75%) 2.064% 20235,6	19,345	19,327

The Bond Fund of America — Page 30 of 45

unaudited

Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal?amount (000)	Value (000)
SLM Private Credit Student Loan Trust, Series 2008-7, Class A4, (3-month USD-LIBOR + 0.90%) 2.214% 20235,6	$19,946	$20,039
SLM Private Credit Student Loan Trust, Series 2008-6, Class A4, (3-month USD-LIBOR + 1.10%) 2.414% 20235,6	5,000	5,050
SLM Private Credit Student Loan Trust, Series 2008-9, Class A, (3-month USD-LIBOR + 1.50%) 2.814% 20235,6	31,205	31,967
SLM Private Credit Student Loan Trust, Series 2010-1, Class A, (1-month USD-LIBOR + 0.40%) 1.637% 20255,6	4,568	4,521
SLM Private Credit Student Loan Trust, Series 2012-2, Class A, (1-month USD-LIBOR + 0.70%) 1.937% 20295,6	4,809	4,824
Social Professional Loan Program LLC, Series 2015-C, Class A2, 2.51% 20333,5	3,403	3,412
Sound Point CLO Ltd, Series 2013-2A, Class A1R, CLO, (3-month USD LIBOR + 0.99%) 2.294% 20253,5,6	21,914	21,915
Symphony CLO Ltd, Series 2013-12A, Class AR, CLO, (3-month USD-LIBOR + 1.03%) 2.334% 20253,5,6	58,285	58,321
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 20383,5	2,710	2,709
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 20393,5	2,624	2,626
TAL Advantage V LLC, Series 2017-1A, Class A, 4.50% 20423,5	7,352	7,632
Triton Container Finance LLC, Series 2017-1A, Class A, 3.52% 20423,5	7,383	7,361
Verizon Owner Trust, Series 2016-1A, Class A, 1.42% 20213,5	4,875	4,858
Verizon Owner Trust, Series 2017-1A, Class A, 2.06% 20213,5	12,780	12,819
Verizon Owner Trust, Series 2017-1A, Class B, 2.45% 20213,5	2,000	2,011
Verizon Owner Trust, Series 2017-1A, Class C, 2.65% 20213,5	2,500	2,513
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A3, 0.95% 20195	1,813	1,812
Voya CLO Ltd., Series 2014-4A, Class A1R, (3-month USD-LIBOR + 0.95%) 2.254% 20263,5,6	22,525	22,554
Westlake Automobile Receivables Trust, Series 2016-3, Class A2, 1.42% 20193,5	12,479	12,474
Westlake Automobile Receivables Trust, Series 2017-1A, Class A2, 1.78% 20203,5	29,680	29,699
Westlake Automobile Receivables Trust, Series 2017-2A, Class A2A, 1.80% 20203,5	21,520	21,511
Westlake Automobile Receivables Trust, Series 2016-1A, Class C, 3.29% 20213,5	4,500	4,536
Westlake Automobile Receivables Trust, Series 2017-1A, Class C, 2.70% 20223,5	3,000	3,014
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 1.59% 20253,5	971	970
World Financial Network Credit Card Master Note Trust, Series 2015-A, Class A, (1-month USD-LIBOR + 0.48%) 1.714% 20225,6	1,600	1,603
World Omni Auto Receivables Trust, Series 2014-B, Class A3, 1.14% 20205	2,176	2,173
		2,910,731
Bonds & notes of governments & government agencies outside the U.S. 2.95%
Argentine Republic 6.875% 2021	3,075	3,354
Argentine Republic 7.50% 2026	4,925	5,541
Argentine Republic 8.28% 20335,8	4,984	5,819
Argentine Republic 0% 2035	25,700	2,808
Argentine Republic 7.625% 2046	4,250	4,728
Armenia (Republic of) 7.15% 20253	4,810	5,399
Belarus (Republic of) 6.875% 20233	775	835
Bermuda 4.138% 20233	1,700	1,798
Bermuda 4.854% 20243	10,650	11,639
Brazil (Federative Republic of) 0% 2021	BRL20,000	4,595
Brazil (Federative Republic of) 5.625% 2047	$8,365	8,470
Brazil (Federative Republic of) 6.00% 20502	BRL16,784	5,974
Brazil (Federative Republic of) 6.00% 20552	30,516	10,999
Buenos Aires (City of) 8.95% 20215	$1,000	1,118
Cote d’Ivoire (Republic of) 6.375% 20283,5	7,275	7,537
Dominican Republic 7.50% 20215	950	1,059
Dominican Republic 5.875% 20245	1,640	1,783
Dominican Republic 5.50% 20253	10,380	11,003
Dominican Republic 6.875% 20263	4,300	4,915
Egypt (Arab Republic of) 7.50% 20273	3,200	3,490
Egypt (Arab Republic of) 8.50% 20473	2,245	2,510
FMS Wertmanagement 1.00% 2017	4,400	4,398
FMS Wertmanagement 1.625% 2018	6,400	6,404

The Bond Fund of America — Page 31 of 45

unaudited

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal?amount (000)	Value (000)
Honduras (Republic of) 8.75% 2020	$4,175	$4,773
Honduras (Republic of) 7.50% 20245	3,330	3,804
Honduras (Republic of) 6.25% 20273	1,400	1,513
Hungary 4.00% 2019	3,000	3,097
Hungary 5.375% 2023	5,950	6,720
India (Republic of) 7.80% 2021	INR980,600	15,603
India (Republic of) 8.83% 2023	387,200	6,515
India (Republic of) 8.60% 2028	1,015,200	17,248
India (Republic of) 7.61% 2030	1,833,000	29,454
India (Republic of) 7.88% 2030	1,667,000	27,147
Indonesia (Republic of) 3.75% 2022	$13,255	13,779
Indonesia (Republic of) 3.375% 2023	9,350	9,529
Iraq (Republic of) 5.80% 20285	5,150	4,831
Japan, Series 18, 0.10% 20242	¥5,402,020	49,712
Japan, Series 20, 0.10% 20252	8,508,500	78,601
Japan, Series 21, 0.10% 20262	1,500,435	13,888
Japan, Series 22, 0.10% 20272	2,207,062	20,487
Japan Bank for International Cooperation (3-month USD-LIBOR + 0.48%) 1.796% 20206	$23,448	23,549
Japan Bank for International Cooperation 2.125% 2020	21,400	21,442
Japan Finance Organization for Municipalities 2.125% 20193	10,000	10,013
Jordan (Hashemite Kingdom of) 6.125% 20263	2,090	2,120
Jordan (Hashemite Kingdom of) 5.75% 20273	615	605
Kazakhstan (Republic of) 5.125% 20253	2,250	2,497
Kazakhstan (Republic of) 6.50% 20453	2,250	2,779
Kenya (Republic of) 6.875% 20243	6,425	6,586
Kuwait (State of) 2.75% 20223	11,650	11,798
Kuwait (State of) 3.50% 20273	2,000	2,060
Landwirtschaftliche Rentenbank 1.75% 2019	8,970	8,992
Morocco (Kingdom of) 4.25% 2022	5,400	5,742
Morocco (Kingdom of) 5.50% 2042	7,200	8,066
Nigeria (Federal Republic of) 6.375% 2023	1,990	2,091
Pakistan (Islamic Republic of) 5.50% 20213	2,335	2,404
Pakistan (Islamic Republic of) 8.25% 2024	2,220	2,529
Panama (Republic of) 4.50% 20475	1,290	1,364
Paraguay (Republic of) 5.00% 20263	1,575	1,685
Paraguay (Republic of) 5.00% 2026	900	963
Paraguay (Republic of) 4.70% 20273	600	627
Peru (Republic of) 6.15% 2032	PEN4,445	1,441
Portuguese Republic 4.10% 2045	€50,500	64,617
Portuguese Republic 5.125% 2024	$138,125	146,930
Saudi Arabia (Kingdom of) 2.375% 20213	750	741
Saudi Arabia (Kingdom of) 2.894% 20223	9,000	9,054
Saudi Arabia (Kingdom of) 2.875% 20233	49,280	49,013
Saudi Arabia (Kingdom of) 3.25% 20263	13,470	13,345
Saudi Arabia (Kingdom of) 3.625% 20283	35,125	34,762
Saudi Arabia (Kingdom of) 4.625% 20473	4,880	4,927
South Africa (Republic of) 5.50% 2020	1,000	1,065
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025	700	742
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025	800	880
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	6,000	6,604
Sri Lanka (Democratic Socialist Republic of) 6.20% 20273	955	1,004
Swedish Export Credit Corp. 2.875% 20233	9,000	9,020
Turkey (Republic of) 5.625% 2021	39,350	41,914
Turkey (Republic of) 9.00% 2024	TRY11,025	2,852
Turkey (Republic of) 4.25% 2026	$7,700	7,411

The Bond Fund of America — Page 32 of 45

unaudited

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal?amount (000)	Value (000)
Turkey (Republic of) 4.875% 2026	$3,580	$3,564
Turkey (Republic of) 8.00% 2034	1,250	1,559
Turkey (Republic of) 6.00% 2041	2,820	2,901
United Mexican States 4.00% 2023	8,000	8,478
United Mexican States 3.60% 2025	7,600	7,809
United Mexican States 4.125% 2026	1,600	1,688
United Mexican States 4.15% 2027	6,015	6,330
United Mexican States 5.55% 2045	2,500	2,883
United Mexican States, Series M, 6.50% 2021	MXN55,000	3,005
United Mexican States, Series M20, 10.00% 2024	1,270,000	82,648
Uruguay (Oriental Republic of) 8.50% 2028	UYU224,725	7,958
		1,065,934
Municipals 1.21% Illinois 0.70%
Board of Education of the City of Chicago, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	$8,405	7,815
Board of Education of the City of Chicago, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040	3,280	3,073
Board of Education of the City of Chicago, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-A, 7.00% 20463	4,485	5,391
G.O. Bonds, Pension Funding Series 2003, 4.95% 2023	34,360	35,771
G.O. Bonds, Pension Funding Series 2003, 5.10% 20335	159,200	161,158
G.O. Bonds, Pension Funding Series 2013, 5.877% 2019	705	738
G.O. Bonds, Series 2013-B, 3.65% 2020	2,570	2,603
G.O. Bonds, Series 2013-B, 4.11% 2022	2,280	2,304
G.O. Bonds, Series 2013-B, 4.31% 2023	7,325	7,394
G.O. Bonds, Series 2013-B, 4.91% 2027	1,800	1,755
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2035	2,600	2,917
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.65% 2020	820	868
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022	3,155	3,413
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	5,850	6,356
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 6.15% 2025	2,250	2,451
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 5.727% 2020	1,230	1,307
G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 6.20% 20215	872	927
Housing Dev. Auth., Multi-Family Housing Rev. Notes (Marshall Field Garden Apartment Homes), (SIFMA Municipal Swap Index + 1.00%) 1.94% 2050 (put 2025)6	6,275	6,228
Housing Dev. Auth., Rev. Bonds, Series 2016-A, 4.00% 2046	1,605	1,726
		254,195
New Jersey 0.09%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	15,500	16,011
Transportation Trust Fund Auth., Transportation System Bonds, Series 2006-C, Assured Guaranty Municipal insured, 0% 2033	8,500	4,475
Transportation Trust Fund Auth., Transportation System Bonds, Series 2006-C, Assured Guaranty Municipal insured, 0% 2034	4,600	2,304
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	10,500	10,462
		33,252
Michigan 0.08%
Fin. Auth., Local Government Loan Program Rev. Bonds (City of Detroit Fin. Recovery Income Tax Local Project), Series 2014-F-2, 4.60% 2022	6,000	6,288
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	19,715	20,917
		27,205

The Bond Fund of America — Page 33 of 45

unaudited

Bonds, notes & other debt instruments Municipals (continued) Tennessee 0.04%	Principal?amount (000)	Value (000)
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2015-A, 3.50% 2045	$1,705	$1,788
Housing Dev. Agcy., Residential Fin. Program Bonds, AMT, 4.00% 2046	5,880	6,290
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	1,260	1,332
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-1-A, AMT, 4.00% 2045	4,925	5,255
		14,665
Minnesota 0.04%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	7,235	7,690
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-A, AMT, 4.00% 2041	960	1,016
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 2046	4,475	4,693
		13,399
California 0.03%
Industry Public Facs. Auth., Tax Allocation Rev. Ref. Bonds (Civic - Recreational-Industrial Redev. Project No. 1), Series 2015-A, Assured Guaranty Municipal insured, 2.203% 2018	10,000	10,018
Veterans G.O. Ref. Bonds, Series 2015-CM, AMT, 2.45% 2031	1,285	1,308
		11,326
New York 0.02%
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Series 2016-A, 0% 2049	4,250	1,202
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Series 2016-A, 0% 2055	12,600	2,703
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Series 2016-A, 0% 2056	8,400	1,730
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 2030	2,750	2,909
		8,544
South Carolina 0.02%
Housing Fin. Auth., Mortgage Rev. Ref. Bonds, 4.00% 2036	1,270	1,368
Housing Fin. Auth., Mortgage Rev. Ref. Bonds, AMT, 4.00% 2041	5,880	6,263
		7,631
Texas 0.02%
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Taxable Series 2016-B, 2.766% 2026	200	199
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2023	6,000	7,150
		7,349
Nebraska 0.02%
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 2045	1,745	1,834
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-A, 3.50% 2046	4,875	5,178
		7,012
Wisconsin 0.02%
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2015-A, AMT, 4.00% 2045	2,860	3,005
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 2046	3,780	3,944
		6,949
Florida 0.02%
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	6,550	6,685
Maine 0.02%
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-E-1, AMT, 3.50% 2035	6,035	6,313

The Bond Fund of America — Page 34 of 45

unaudited

Bonds, notes & other debt instruments Municipals (continued) Puerto Rico 0.02%	Principal?amount (000)	Value (000)
Electric Power Auth., Power Rev. Ref. Bonds, Series UU, Assured Guaranty Municipal insured, (3-month USD-LIBOR x 0.67 + 0.52%) 1.39% 20296	$7,665	$6,228
Connecticut 0.02%
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 2045	5,305	5,620
Ohio 0.01%
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2047	5,000	4,793
Maryland 0.01%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	4,555	4,736
Kentucky 0.01%
Housing Corp., Housing Rev. Bonds, Series 2013-D, 3.50% 2033	2,010	2,128
Missouri 0.01%
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 2038	1,790	1,902
Iowa 0.01%
Fin. Auth., Single Family Mortgage Bonds, Series 2016-A, 4.00% 2046	1,700	1,808
Utah 0.00%
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 2045	1,320	1,409
Wyoming 0.00%
Community Dev. Auth., Housing Rev. Bonds, Series 2015-6, 4.00% 2045	1,175	1,247
Massachusetts 0.00%
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 178, 3.50% 2042	1,125	1,196
		435,592
Federal agency bonds & notes 0.05%
Federal Home Loan Bank 2.75% 2018	16,635	16,794
Total bonds, notes & other debt instruments (cost: $33,936,476,000)		34,251,619
Preferred securities 0.01% Financials 0.01%	Shares
CoBank, ACB, Class E, noncumulative3	6,250	3,832
Total preferred securities (cost: $5,820,000)		3,832

The Bond Fund of America — Page 35 of 45

unaudited

Common stocks 0.02% Information technology 0.01%	Shares	Value (000)
Corporate Risk Holdings I, Inc.4,11	188,850	$3,303
Corporate Risk Holdings Corp.4,11	955	—
		3,303
Materials 0.01%
Warrior Met Coal, Inc.3,4	56,285	1,300
Health care 0.00%
Rotech Healthcare Inc.4,11	342,069	684
Industrials 0.00%
Atrium Corp.3,4,11	985	1
Total common stocks (cost: $15,325,000)		5,288
Short-term securities 12.01%	Principal?amount (000)
Apple Inc. 1.18%–1.19% due 10/20/2017–11/6/20173	$106,600	106,505
Bank of New York Mellon Corp. 1.18% due 10/18/2017	200,000	199,875
Bank of Tokyo-Mitsubishi UFJ, Ltd. 1.13% due 10/6/2017	50,000	49,989
CAFCO, LLC 1.29%–1.30% due 12/12/2017–12/19/20173	60,000	59,834
Chariot Funding, LLC 1.22%–1.42% due 10/31/2017–1/2/20183	125,300	124,942
Cisco Systems, Inc. 1.18% due 12/12/20173	50,000	49,882
Cloverleaf International Holdings, SA 1.13% due 11/14/20173	102,800	102,653
Coca-Cola Co. 1.19%–1.32% due 10/26/2017–3/13/20183	253,325	252,814
Estée Lauder Companies Inc. 1.14% due 10/10/20173	14,400	14,395
ExxonMobil Corp. 1.10%–1.11% due 10/4/2017–10/5/2017	83,200	83,186
Federal Farm Credit Banks 1.20% due 5/15/2018	34,000	33,739
Federal Home Loan Bank 1.01%–1.13% due 10/2/2017–3/14/2018	1,401,600	1,399,078
Freddie Mac 1.08% due 2/6/2018	100,000	99,600
GE Capital Treasury Services (U.S.) LLC 1.24% due 11/17/2017	50,000	49,920
Gotham Funding Corp. 1.07% due 10/2/20173	24,522	24,520
Johnson & Johnson 1.11% due 10/11/20173	100,000	99,964
Microsoft Corp. 1.11%–1.22% due 10/3/2017–1/10/20183	185,600	185,277
Nigerian Treasury Bills 16.65%–16.91% due 7/5/2018–9/13/2018	1,369,600	3,281
PepsiCo Inc. 1.08%–1.10% due 10/16/2017–10/19/20173	150,000	149,910
Pfizer Inc. 1.18%–1.19% due 10/10/2017–11/10/20173	83,800	83,730
Procter & Gamble Co. 1.17%–1.20% due 12/6/2017–1/3/20183	120,500	120,168
Simon Property Group, L.P. 1.18% due 11/7/20173	29,000	28,962
U.S. Bank, N.A. 0.00% due 10/24/2017–11/27/2017	200,000	200,034
U.S. Treasury Bill 1.10% due 2/22/2018	64,000	63,717
U.S. Treasury Bills 1.01%–1.12% due 12/28/2017–3/8/2018	500,800	499,224
United Parcel Service Inc. 1.12% due 11/2/20173	50,000	49,946
Wal-Mart Stores, Inc. 1.09%–1.11% due 10/12/2017–10/30/20173	200,000	199,876
Total short-term securities (cost: $4,334,964,000)		4,335,021
Total investment securities 106.92% (cost: $38,292,585,000)		38,595,760
Other assets less liabilities (6.92)%		(2,497,456)
Net assets 100.00%		$36,098,304

The Bond Fund of America — Page 36 of 45

unaudited

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount12 (000)	Value at 9/30/201713 (000)	Unrealized appreciation (depreciation) at 9/30/2017 (000)
30 Day Federal Funds Futures	Long	5,589	October 2017	$2,328,936	$2,302,037	$1,040
30 Year Euro-Buxl Futures	Short	257	December 2017	(25,700)	(49,590)	522
10 Year U.S. Treasury Note Futures	Long	8,334	December 2017	833,400	1,044,354	(4,109)
20 Year U.S. Treasury Bond Futures	Long	1,610	December 2017	161,000	246,028	(3,845)
30 Year Ultra U.S. Treasury Bond Futures	Long	1,280	December 2017	128,000	211,360	(34)
10 Year Ultra U.S. Treasury Note Futures	Short	7,143	December 2017	(714,300)	(959,506)	10,830
5 Year U.S. Treasury Note Futures	Long	82,247	January 2018	8,224,700	9,664,023	(68,672)
2 Year U.S. Treasury Note Futures	Long	1,513	January 2018	302,600	326,359	(167)
90 Day Euro Dollar Futures	Short	475	March 2018	(118,750)	(116,862)	(190)
						$(64,625)

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2017 (000)
Purchases (000)	Sales (000)
USD22,455	EUR18,800	Bank of America, N.A.	10/4/2017	$229
USD13,123	CAD16,275	Citibank	10/5/2017	79
USD4,365	AUD5,500	Citibank	10/5/2017	51
JPY1,934,584	USD17,742	Citibank	10/5/2017	(545)
JPY5,258,944	USD47,815	JPMorgan Chase	10/5/2017	(1,066)
MXN47,480	USD2,669	Bank of America, N.A.	10/6/2017	(64)
USD84,621	MXN1,504,000	Bank of America, N.A.	10/10/2017	2,184
USD20,125	SEK160,200	Goldman Sachs	10/11/2017	443
JPY816,191	USD7,490	Bank of America, N.A.	10/13/2017	(231)
USD55,979	INR3,600,000	HSBC Bank	10/16/2017	991
USD17,860	INR1,148,500	JPMorgan Chase	10/16/2017	317
USD22,261	EUR18,700	UBS AG	10/16/2017	139
USD492	GBP370	Bank of New York Mellon	10/16/2017	(4)
BRL14,250	USD4,527	Citibank	10/16/2017	(39)
USD1,016	INR65,350	Citibank	10/18/2017	18
USD54,746	EUR45,850	JPMorgan Chase	10/19/2017	496
USD5,211	MXN92,628	Bank of America, N.A.	10/19/2017	141
USD5,515	AUD6,900	Citibank	10/19/2017	104
USD2,391	MXN42,821	Citibank	10/19/2017	48
USD14,871	AUD18,700	Citibank	10/20/2017	207
USD16,942	AUD21,000	Bank of America, N.A.	10/23/2017	474
USD13,005	MXN231,000	Bank of America, N.A.	10/23/2017	371
USD15,993	AUD20,000	Barclays Bank PLC	10/23/2017	310
USD5,274	AUD6,600	JPMorgan Chase	10/23/2017	99
USD2,890	TRY10,125	UBS AG	10/23/2017	69
USD2,618	AUD3,300	HSBC Bank	10/25/2017	31
USD21,328	TRY75,000	JPMorgan Chase	11/3/2017	500
USD20,947	ZAR279,000	Bank of America, N.A.	11/3/2017	459
USD14,578	SGD19,600	JPMorgan Chase	11/3/2017	122
USD6,859	EUR5,700	Citibank	11/3/2017	110
USD22,520	CAD27,800	JPMorgan Chase	11/6/2017	234
USD1,352	AUD1,700	Bank of America, N.A.	11/6/2017	20

The Bond Fund of America — Page 37 of 45

unaudited

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2017 (000)
Purchases (000)	Sales (000)
USD18,883	INR1,238,700	JPMorgan Chase	11/6/2017	$11
USD33,506	GBP24,974	Citibank	11/6/2017	—14
USD21,805	MXN400,000	HSBC Bank	11/8/2017	(14)
USD24,439	BRL77,300	JPMorgan Chase	11/9/2017	174
USD14,618	KRW16,600,000	JPMorgan Chase	11/9/2017	117
USD3,707	MXN66,600	Citibank	11/9/2017	74
USD5,978	KRW6,775,000	Bank of America, N.A.	11/9/2017	60
USD2,863	SEK22,900	Bank of America, N.A.	11/9/2017	45
USD1,090	ZAR14,600	Bank of America, N.A.	11/9/2017	19
USD859	TRY3,075	Bank of America, N.A.	11/9/2017	7
JPY321,896	USD2,875	Bank of America, N.A.	11/9/2017	(9)
USD1,582	KRW1,800,000	Citibank	11/10/2017	10
USD5,238	SGD7,100	Goldman Sachs	11/10/2017	1
USD113	TRY405	JPMorgan Chase	11/10/2017	1
USD10,424	JPY1,170,000	JPMorgan Chase	12/22/2017	(20)
USD1,268	MXN23,000	JPMorgan Chase	1/4/2018	25
USD46,856	JPY5,250,000	Citibank	1/18/2018	(77)
USD49,352	JPY5,520,000	Citibank	2/22/2018	(87)
USD2,109	INR140,000	Citibank	3/26/2018	9
				$6,643

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2017 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 9/30/2017 (000)
U.S. EFFR	1.17865%	11/1/2017	$13,000,000	$(260)	$—	$(260)
U.S. EFFR	1.1745%	11/1/2017	26,000,000	(520)	—	(520)
U.S. EFFR	1.2165%	11/1/2017	17,600,000	(1,056)	—	(1,056)
SONIA	0.295%	11/2/2017	£12,030,000	(645)	—	(645)
U.S. EFFR	1.23325%	1/31/2018	$8,190,000	819	—	819
U.S. EFFR	1.269%	1/31/2018	13,318,000	666	—	666
U.S. EFFR	1.278%	1/31/2018	5,575,000	223	—	223
U.S. EFFR	1.2235%	1/31/2018	1,750,000	193	—	193
U.S. EFFR	1.25%	1/31/2018	1,750,000	140	—	140
U.S. EFFR	1.247%	1/31/2018	1,750,000	140	—	140
U.S. EFFR	1.2465%	1/31/2018	1,750,000	140	—	140
1.2755%	U.S. EFFR	1/31/2018	3,500,000	(140)	—	(140)
1.23%	U.S. EFFR	1/31/2018	12,065,000	(1,207)	—	(1,207)
U.S. EFFR	1.277%	5/2/2018	14,099,000	1,833	—	1,833
1.2975%	3-month Canada BA	7/5/2018	C$1,278,409	(2,592)	—	(2,592)
1.39%	3-month Canada BA	7/13/2018	825,000	(1,276)	—	(1,276)
1.38%	3-month Canada BA	7/13/2018	800,000	(1,289)	—	(1,289)
1.54375%	3-month Canada BA	9/1/2018	697,500	(710)	—	(710)
1.7475%	3-month Canada BA	9/11/2018	1,200,000	337	—	337
1.76625%	3-month Canada BA	9/25/2018	208,000	90	—	90
1.7725%	3-month Canada BA	9/26/2018	207,000	101	—	101
1.745%	3-month Canada BA	9/27/2018	800,000	212	—	212
1.725%	3-month Canada BA	9/28/2018	800,000	109	—	109

The Bond Fund of America — Page 38 of 45

unaudited

Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2017 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 9/30/2017 (000)
7.48%	28-day MXN-TIIE	1/11/2019	MXN3,460,000	$644	$—	$644
7.46%	28-day MXN-TIIE	1/24/2019	1,960,000	363	—	363
1.329%	U.S. EFFR	3/27/2019	$430,000	(800)	—	(800)
1.32625%	U.S. EFFR	4/5/2019	233,800	(465)	—	(465)
1.34875%	U.S. EFFR	4/5/2019	407,500	(672)	—	(672)
1.313%	U.S. EFFR	4/13/2019	126,000	(287)	—	(287)
7.195%	28-day MXN-TIIE	4/15/2019	MXN1,090,000	60	—	60
3-month USD-LIBOR	1.5145%	4/19/2019	$942,000	2,214	—	2,214
3-month USD-LIBOR	1.512%	4/19/2019	472,000	1,128	—	1,128
1.345%	U.S. EFFR	5/3/2019	440,000	(862)	—	(862)
7.51%	28-day MXN-TIIE	5/30/2019	MXN1,550,000	569	—	569
3-month USD-LIBOR	1.504%	6/8/2019	$304,000	948	—	948
3-month USD-LIBOR	1.5055%	6/8/2019	304,000	942	—	942
1.337%	U.S. EFFR	6/8/2019	608,000	(1,484)	—	(1,484)
3-month USD-LIBOR	1.5395%	6/12/2019	304,000	772	—	772
1.367%	U.S. EFFR	6/12/2019	304,000	(593)	—	(593)
3-month USD-LIBOR	1.546%	6/14/2019	440,000	1,087	—	1,087
3-month USD-LIBOR	1.553%	6/14/2019	304,000	714	—	714
1.37%	U.S. EFFR	6/14/2019	304,000	(584)	—	(584)
3-month USD-LIBOR	1.555%	6/21/2019	304,000	733	—	733
1.362%	U.S. EFFR	6/21/2019	304,000	(644)	—	(644)
3-month USD-LIBOR	1.5445%	6/28/2019	304,000	806	—	806
1.351%	U.S. EFFR	6/28/2019	304,000	(720)	—	(720)
3-month USD-LIBOR	0.821%	7/8/2019	95,000	1,459	—	1,459
1.8725%	3-month USD-LIBOR	3/20/2020	240,000	463	—	463
7.14%	28-day MXN-TIIE	4/29/2020	MXN2,118,400	650	—	650
6.78%	28-day MXN-TIIE	7/6/2020	1,008,770	(143)	—	(143)
3-month USD-LIBOR	1.305%	4/25/2021	$293,000	6,009	—	6,009
3-month USD-LIBOR	1.0695%	6/17/2021	160,000	4,837	—	4,837
3-month USD-LIBOR	1.086%	6/21/2021	74,000	2,203	—	2,203
3-month USD-LIBOR	2.1892%	8/13/2021	50,000	(500)	—	(500)
3-month USD-LIBOR	1.217%	9/22/2021	44,000	1,209	—	1,209
3-month USD-LIBOR	1.225%	9/22/2021	44,000	1,196	—	1,196
3-month USD-LIBOR	1.2255%	9/23/2021	478,500	13,006	—	13,006
3-month USD-LIBOR	1.25%	9/23/2021	430,000	11,283	—	11,283
3-month USD-LIBOR	1.225%	9/23/2021	346,500	9,425	—	9,425
3-month USD-LIBOR	1.2796%	10/11/2021	345,000	8,811	—	8,811
3-month USD-LIBOR	1.883%	11/30/2021	115,000	293	—	293
1.88984%	3-month USD-LIBOR	1/17/2022	350,000	(973)	—	(973)
3-month USD-LIBOR	1.917%	1/20/2022	118,000	198	—	198
1.967%	3-month USD-LIBOR	1/26/2022	50,000	17	—	17
3-month USD-LIBOR	2.01215%	2/2/2022	143,000	(303)	—	(303)
3-month USD-LIBOR	2.074%	2/17/2022	160,000	(739)	—	(739)
6.99%	28-day MXN-TIIE	6/17/2022	MXN655,000	279	—	279
3-month USD-LIBOR	2.029%	7/11/2022	$330,000	(571)	—	(571)
3-month USD-LIBOR	1.948%	7/28/2022	630,000	1,348	—	1,348
1.877%	3-month USD-LIBOR	8/8/2022	345,000	(1,932)	—	(1,932)
2.80%	3-month USD-LIBOR	9/2/2022	785,000	8,046	—	8,046
1.8995%	3-month USD-LIBOR	9/22/2022	93,000	(477)	—	(477)
3-month USD-LIBOR	1.968%	10/3/2022	109,000	—	—	—
1.991%	3-month USD-LIBOR	10/3/2022	109,000	—	—	—
1.176%	3-month USD-LIBOR	2/16/2023	240,000	(10,577)	—	(10,577)
1.615%	3-month USD-LIBOR	8/18/2023	270,000	(3,696)	—	(3,696)

The Bond Fund of America — Page 39 of 45

unaudited

Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2017 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 9/30/2017 (000)
1.309%	3-month USD-LIBOR	9/27/2023	$27,000	$(1,175)	$—	$(1,175)
2.031%	3-month USD-LIBOR	1/17/2024	80,000	(302)	—	(302)
3-month USD-LIBOR	2.202%	2/2/2024	180,000	(1,120)	—	(1,120)
2.296%	3-month USD-LIBOR	3/21/2024	125,000	1,455	—	1,455
3-month USD-LIBOR	2.82125%	4/11/2024	22,000	(965)	—	(965)
3-month USD-LIBOR	2.168%	5/15/2024	70,000	(235)	—	(235)
3-month USD-LIBOR	2.7455%	6/19/2024	5,000	(197)	—	(197)
3-month USD-LIBOR	2.12813%	10/3/2024	238,000	—	—	—
6-month JPY-LIBOR	0.5327%	3/4/2025	¥6,100,000	(1,386)	—	(1,386)
2.59%	3-month USD-LIBOR	3/27/2025	$130,000	1,336	—	1,336
2.524%	3-month USD-LIBOR	4/14/2025	123,000	863	—	863
2.2725%	3-month USD-LIBOR	6/8/2025	30,000	(155)	—	(155)
2.354%	3-month USD-LIBOR	9/25/2025	420,000	(1,210)	—	(1,210)
6-month JPY-LIBOR	0.46995%	11/17/2025	¥6,250,000	(1,151)	—	(1,151)
3-month USD-LIBOR	2.1145%	12/10/2025	$10,000	69	—	69
3-month USD-LIBOR	2.149%	1/7/2026	10,000	46	—	46
3-month USD-LIBOR	2.0235%	1/13/2026	38,000	544	—	544
3-month USD-LIBOR	1.9615%	1/14/2026	110,000	2,099	—	2,099
6-month JPY-LIBOR	0.3822%	1/15/2026	¥5,100,000	(605)	—	(605)
3-month USD-LIBOR	1.8855%	1/25/2026	$150,000	3,768	—	3,768
6-month JPY-LIBOR	0.228%	2/8/2026	¥8,500,000	(26)	—	(26)
6-month JPY-LIBOR	0.20125%	2/18/2026	8,240,000	140	—	140
0.1223%	6-month JPY-LIBOR	5/11/2026	2,000,000	(169)	—	(169)
0.1173%	6-month JPY-LIBOR	5/13/2026	1,000,000	(89)	—	(89)
0.10855%	6-month JPY-LIBOR	5/16/2026	2,000,000	(192)	—	(192)
0.0188%	6-month JPY-LIBOR	6/16/2026	1,000,000	(169)	—	(169)
(0.00395)%	6-month JPY-LIBOR	6/17/2026	2,000,000	(367)	—	(367)
3-month USD-LIBOR	1.3805%	7/5/2026	$78,000	5,369	—	5,369
28-day MXN-TIIE	8.07%	1/1/2027	MXN910,000	(3,634)	—	(3,634)
0.22855%	6-month JPY-LIBOR	1/12/2027	¥7,700,000	(192)	—	(192)
28-day MXN-TIIE	8.135%	1/14/2027	MXN515,000	(2,189)	—	(2,189)
2.191%	3-month USD-LIBOR	1/17/2027	$50,000	(286)	—	(286)
2.202%	3-month USD-LIBOR	1/17/2027	103,000	(493)	—	(493)
3-month USD-LIBOR	2.5705%	3/14/2027	212,000	(5,622)	—	(5,622)
2.4805%	3-month USD-LIBOR	3/21/2027	125,000	2,335	—	2,335
2.333%	3-month USD-LIBOR	3/29/2027	150,000	876	—	876
2.3335%	3-month USD-LIBOR	3/29/2027	112,000	659	—	659
28-day MXN-TIIE	7.47%	4/5/2027	MXN290,000	(475)	—	(475)
3-month USD-LIBOR	2.272%	4/13/2027	$22,500	(8)	—	(8)
3-month USD-LIBOR	2.262%	4/18/2027	1,500	1	—	1
3-month USD-LIBOR	2.2225%	4/19/2027	104,000	416	—	416
3-month USD-LIBOR	2.22%	4/19/2027	53,000	223	—	223
3-month SEK-STIBOR	1.125%	4/28/2027	SKr665,000	664	—	664
0.8153%	6-month EURIBOR	4/28/2027	€69,000	(332)	—	(332)
3-month USD-LIBOR	2.293%	5/3/2027	$54,000	(108)	—	(108)
28-day MXN-TIIE	7.625%	5/20/2027	MXN410,000	(923)	—	(923)
7.11%	28-day MXN-TIIE	6/21/2027	1,500,000	255	—	255
3-month USD-LIBOR	2.2935%	7/17/2027	$70,000	(91)	—	(91)
3-month USD-LIBOR	2.172%	8/16/2027	10,000	100	—	100
3-month SEK-STIBOR	1.215%	8/21/2027	SKr300,000	126	—	126
0.8518%	6-month EURIBOR	8/21/2027	€31,000	(154)	—	(154)
2.2575%	3-month USD-LIBOR	10/3/2027	$57,500	—	—	—
3-month USD-LIBOR	2.279%	10/3/2027	57,500	—	—	—

The Bond Fund of America — Page 40 of 45

unaudited

Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2017 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 9/30/2017 (000)
3-month USD-LIBOR	2.7315%	3/27/2030	$68,000	$(1,142)	$—	$(1,142)
3-month USD-LIBOR	2.679%	4/14/2030	65,500	(783)	—	(783)
3-month USD-LIBOR	2.451%	6/8/2030	16,000	137	—	137
3-month USD-LIBOR	3.005%	9/2/2030	160,300	(6,008)	—	(6,008)
3-month USD-LIBOR	2.514%	9/25/2030	223,000	1,079	—	1,079
3-month USD-LIBOR	1.87%	8/18/2031	57,000	3,598	—	3,598
3.4275%	3-month USD-LIBOR	4/11/2034	500	68	—	68
2.523%	3-month USD-LIBOR	12/8/2035	5,000	33	—	33
2.432%	3-month USD-LIBOR	9/21/2037	18,000	(195)	—	(195)
3-month USD-LIBOR	2.943%	7/17/2045	40,000	(3,446)	—	(3,446)
3-month USD-LIBOR	2.6995%	9/2/2045	40,000	(1,408)	—	(1,408)
3-month USD-LIBOR	2.7055%	9/2/2045	50,000	(1,824)	—	(1,824)
3-month USD-LIBOR	2.6785%	9/4/2045	60,000	(1,849)	—	(1,849)
3-month USD-LIBOR	2.516%	10/20/2045	42,000	139	—	139
3-month USD-LIBOR	2.525%	10/20/2045	28,000	39	—	39
3-month USD-LIBOR	2.5315%	10/26/2045	40,000	1	—	1
3-month USD-LIBOR	2.57082%	11/6/2045	123,000	(1,009)	—	(1,009)
3-month USD-LIBOR	2.57067%	11/9/2045	13,200	(108)	—	(108)
3-month USD-LIBOR	2.6485%	11/16/2045	13,050	(321)	—	(321)
3-month USD-LIBOR	2.59125%	12/16/2045	45,000	(563)	—	(563)
3-month USD-LIBOR	2.4095%	1/14/2046	30,000	779	—	779
3-month USD-LIBOR	1.991%	6/13/2046	8,000	927	—	927
3-month USD-LIBOR	1.9905%	6/13/2046	4,000	464	—	464
3-month USD-LIBOR	2.403%	11/21/2046	25,000	702	—	702
2.5445%	3-month USD-LIBOR	12/6/2046	45,000	115	—	115
2.542%	3-month USD-LIBOR	12/6/2046	17,000	34	—	34
3-month USD-LIBOR	2.7265%	12/22/2046	97,000	(4,074)	—	(4,074)
2.6625%	3-month USD-LIBOR	1/27/2047	35,000	987	—	987
2.664%	3-month USD-LIBOR	2/2/2047	56,000	1,594	—	1,594
2.66515%	3-month USD-LIBOR	2/2/2047	28,000	804	—	804
3-month USD-LIBOR	2.6915%	2/23/2047	16,000	(552)	—	(552)
3-month USD-LIBOR	2.798%	3/15/2047	26,000	(1,504)	—	(1,504)
3-month USD-LIBOR	2.743%	3/21/2047	52,500	(2,408)	—	(2,408)
3-month USD-LIBOR	2.601%	4/6/2047	23,300	(347)	—	(347)
3-month USD-LIBOR	2.609%	4/6/2047	23,200	(386)	—	(386)
3-month USD-LIBOR	2.4885%	4/19/2047	21,000	202	—	202
3-month USD-LIBOR	2.4965%	4/19/2047	21,000	166	—	166
3-month USD-LIBOR	2.409%	4/20/2047	21,000	567	—	567
3-month USD-LIBOR	2.4615%	4/20/2047	24,000	373	—	373
2.634%	3-month USD-LIBOR	7/11/2047	75,000	1,667	—	1,667
2.5095%	3-month USD-LIBOR	7/24/2047	3,000	(15)	—	(15)
3-month USD-LIBOR	2.5282%	8/4/2047	99,000	106	—	106
3-month USD-LIBOR	2.535%	8/4/2047	10,000	(4)	—	(4)
3-month USD-LIBOR	2.527%	8/8/2047	10,000	13	—	13
3-month USD-LIBOR	2.5015%	8/17/2047	20,400	141	—	141
3-month USD-LIBOR	2.5095%	8/17/2047	19,600	101	—	101
3-month USD-LIBOR	2.509%	8/17/2047	10,000	53	—	53
3-month USD-LIBOR	2.419%	8/25/2047	5,000	126	—	126
3-month USD-LIBOR	2.4135%	8/29/2047	31,000	809	—	809
3-month USD-LIBOR	2.4425%	9/19/2047	24,500	490	—	490
3-month USD-LIBOR	2.441%	9/19/2047	6,000	122	—	122
3-month USD-LIBOR	2.4675%	9/22/2047	21,000	304	—	304

The Bond Fund of America — Page 41 of 45

unaudited

Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2017 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 9/30/2017 (000)
2.53563%	3-month USD-LIBOR	10/3/2047	$73,000	$—	$—	$—
3-month USD-LIBOR	2.5235%	10/3/2047	158,800	—	—	—
					$—	$36,116

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 9/30/2017 (000)	Upfront payments (000)	Unrealized depreciation at 9/30/2017 (000)
CDX.NA.HY.25	5.00%/Quarterly	12/20/2020	$44,100	$(2,866)	$(1,146)	$(1,720)
CDX.NA.HY.28	5.00%/Quarterly	6/20/2022	648,800	(50,169)	(46,244)	(3,925)
					$(47,390)	$(5,645)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	A portion of this security was pledged as collateral. The total value of pledged collateral was $281,047,000, which represented .78% of the net assets of the fund.
2	Index-linked bond whose principal amount moves with a government price index.
3	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,331,565,000, which represented 17.54% of the net assets of the fund.
4	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $76,838,000, which represented .21% of the net assets of the fund.
5	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
6	Coupon rate may change periodically.
7	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $44,988,000, which represented .12% of the net assets of the fund.
8	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
9	Scheduled interest and/or principal payment was not received.
10	Purchased on a TBA basis.
11	Security did not produce income during the last 12 months.
12	Notional amount is calculated based on the number of contracts and notional contract size.
13	Value is calculated based on the notional amount and current market price.
14	Amount less than one thousand.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Corporate Risk Holdings I, Inc.	8/31/2015	$2,098	$3,303	0.01%
Corporate Risk Holdings Corp.	8/31/2015	0	0	0.00
Rotech Healthcare Inc.	9/26/2013	12,646	684	0.00
Total private placement securities		14,744	3,987	0.01%

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

The Bond Fund of America — Page 42 of 45

unaudited

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades. The average month-end notional amount of futures contracts while held was $16,695,472,000. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $1,231,665,000. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $69,848,997,000 and $560,805,000, respectively.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the

The Bond Fund of America — Page 43 of 45

unaudited

results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2017 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$11,464,842	$—	$11,464,842
Corporate bonds & notes	—	11,035,787	21,147	11,056,934
Mortgage-backed obligations	—	7,300,792	—	7,300,792
Asset-backed obligations	—	2,910,731	—	2,910,731
Bonds & notes of governments & government agencies outside the U.S.	—	1,065,934	—	1,065,934
Municipals	—	435,592	—	435,592
Federal agency bonds & notes	—	16,794	—	16,794
Preferred securities	—	3,832	—	3,832
Common stocks	—	1,300	3,988	5,288
Short-term securities	—	4,335,021	—	4,335,021
Total	$—	$38,570,625	$25,135	$38,595,760

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$12,392	$—	$—	$12,392
Unrealized appreciation on open forward currency contracts	—	8,799	—	8,799
Unrealized appreciation on interest rate swaps	—	124,799	—	124,799
Liabilities:
Unrealized depreciation on futures contracts	(77,017)	—	—	(77,017)
Unrealized depreciation on open forward currency contracts	—	(2,156)	—	(2,156)
Unrealized depreciation on interest rate swaps	—	(88,683)	—	(88,683)
Unrealized depreciation on credit default swaps	—	(5,645)	—	(5,645)
Total	$(64,625)	$37,114	$—	$(27,511)

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

The Bond Fund of America — Page 44 of 45

unaudited

Key to abbreviations and symbols
Agcy. = Agency	Ref. = Refunding
AMT = Alternative Minimum Tax	Rev. = Revenue
AUD = Australian dollars	SEK/SKr = Swedish kronor
Auth. = Authority	SGD = Singapore dollars
BRL = Brazilian reais	SIFMA = Securities Industry and Financial Markets Association
CAD/C$ = Canadian dollars	SONIA = Sterling Overnight Interbank Average Rate
CLO = Collateralized Loan Obligations	STIBOR = Stockholm Interbank Offered Rate
Dept. = Department	TBA = To-be-announced
Dev. = Development	TIIE = Equilibrium Interbank Interest Rate
Econ. = Economic	TRY = Turkish lira
EFFR = Federal Funds Effective Rate	USD/$ = U.S. dollars
EUR/€ = Euros	UYU = Uruguayan pesos
EURIBOR = Euro Interbank Offered Rate	ZAR = South African rand
Fac. = Facility	JPY/¥ = Japanese yen
Facs. = Facilities	KRW = South Korean won
Fin. = Finance	LIBOR = London Interbank Offered Rate
Fncg. = Financing	MXN = Mexican pesos
G.O. = General Obligation	PEN = Peruvian nuevos soles
GBP/£ = British pounds	Redev. = Redevelopment
INR = Indian rupees

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

MFGEFPX-008-1117O-S60710	The Bond Fund of America — Page 45 of 45

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE BOND FUND OF AMERICA

By /s/ John H. Smet
John H. Smet, Vice Chairman, President and Principal Executive Officer

Date: November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, Vice Chairman, President and Principal Executive Officer

Date: November 28, 2017

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: November 28, 2017